UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: December 31
Date of reporting period: June 30, 2005

Item 1: Reports to Shareholders.

SEMI-ANNUAL REPORT
June 30, 2005
The Munder S&P ®
Index Funds
Class K and Y Shares

Munder S&P® MidCap Index Equity Fund Munder S&P® SmallCap Index Equity Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock market generated negative returns for the six months ended June 30, with the S&P 500® Index posting a -0.81% return. In contrast, the bond market had positive performance for the six-month time period, with the Lehman Brothers Aggregate Bond Index earning a 2.51% return.

    In the stock market, only four of the ten S&P 500® sectors generated a positive return for the six months ended June 30. The greatest strength came from the energy and utilities sectors, each of which earned double-digit positive returns. The weakest sectors included materials, consumer discretionary and information technology. Across the broad market, smaller-cap stocks significantly outperformed large-cap stocks. Compared to the -0.81% return for the large-cap S&P 500® Index, the S&P MidCap 400® Index posted a 3.85% return, while the S&P SmallCap 600® Index had a 1.79% return.

    During the six-month period ended June 30, the Federal Reserve Board (the Fed) raised the federal funds rate (the interest rate on overnight loans among banks) four times. In response to the Fed’s action, short-term interest rates began to rise. Yet, despite the increases in the federal funds rate during the past six months, long-term interest rates continued to decline, surprising many investors. The difficulty in predicting the direction of rates is a key reason for our commitment to a fixed income strategy that is not dependent on interest rate forecasts.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment needs. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market.

    In addition to traditional mutual funds, Munder Capital Management, the investment advisor for The Munder Funds, offers quantitative and indexed investment products such as the Munder S&P® Index Funds through its World Asset Management division. World Asset Management has focused exclusively on quantitative and indexed products and services since the mid-1970s.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Funds covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
Portfolio of Investments:
1	Munder S&P® MidCap Index Equity Fund
17	Munder S&P® SmallCap Index Equity Fund
40	Statements of Assets and Liabilities
42	Statements of Operations
43	Statements of Changes in Net Assets
46	Statements of Changes in Net Assets — Capital Stock Activity
48	Financial Highlights
52	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Both the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2005. The following pie charts illustrate the allocation of each Fund’s investments by sector. Complete lists of holdings as of June 30, 2005, which are further broken down by industry, are contained in each Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available holdings data by calling (800) 438-5789.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the applicable Fund for the six-month period ended June 30, 2005. Performance of Class K Shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

Portfolio Management Team: Kenneth Schluchter and Kevin Yousif

    The S&P® MidCap Index Equity Fund posted a 3.69% return for the six months ended June 30, compared to the 3.85% return for the S&P MidCap 400® Index. Given the strength of the mid-cap segment of the market during the six-month time period, the S&P MidCap 400® Index outpaced both the S&P SmallCap 600® Index and the larger-cap S&P 500® Index.

    Seven of the ten sectors in the S&P MidCap 400® Index earned a positive return for the six months ended June 30. The energy sector had the strongest performance, followed by utilities and consumer staples. All three sectors earned double-digit returns, with energy posting a return in excess of 24%. The three S&P MidCap 400® sectors to post a negative return were information technology, materials and industrials.

    Based on both return and weight in the Index, the largest positive contributions to the Index’s return came from the energy and consumer discretionary sectors, each contributing over one percentage point to performance. The greatest negative contribution to the Index’s return came from the information technology sector, which subtracted more than one percentage point from performance.

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

Portfolio Management Team: Kenneth Schluchter and Kevin Yousif

    The S&P®SmallCap Index Equity Fund posted a return of 1.47% for the six months ended June 30, 2005, compared to the 1.79% return for the S&P SmallCap 600® Index. The S&P SmallCap 600® Index lagged the S&P MidCap 400® Index for the six-month time period, but outperformed the larger-cap S&P 500® Index.

    Five of the ten S&P SmallCap 600® sectors earned a positive return for the six-month time period. The greatest strength came from the energy and utilities sectors, both of which earned double-digit returns. The weakest sectors were information technology and materials, both of which posted a negative return in excess of -6.0%.

    Based on both return and weight in the Index, the greatest positive contribution to the Index’s return for the six months ended June 30, 2005 came from the energy and health care sectors, each of which contributed over one percentage point to the Index’s return. The positive contribution from the consumer discretionary sector was only slightly smaller. The largest negative contribution came from the information technology sector, which subtracted one percentage point from the Index’s performance for the six-month time period.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The Standard & Poor’s SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. The Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment-grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher.

You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

[This Page Intentionally Left Blank]

v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the six-month period starting January 1, 2005 and ending June 30, 2005.

Actual Expenses

    The sections of the tables below entitled “Actual” provide information about actual account values and actual expenses for each class of each Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the Fund and class you own. If your account is an IRA, your expenses may also have included a $10 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The sections of the tables below entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of either Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

    Please note that the expenses shown in the tables for the Funds and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

Munder S&P® MidCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/05	6/30/05	1/1/05-6/30/05	Ratio

Actual
Class K	$1,000.00	$1,035.40	$4.04	0.80%
Class Y	$1,000.00	$1,036.90	$2.78	0.55%

Hypothetical
Class K	$1,000.00	$1,020.83	$4.01	0.80%
Class Y	$1,000.00	$1,022.07	$2.76	0.55%

Munder S&P® SmallCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/05	6/30/05	1/1/05-6/30/05	Ratio

Actual
Class K	$1,000.00	$1,013.40	$3.89	0.78%
Class Y	$1,000.00	$1,014.70	$2.65	0.53%

Hypothetical
Class K	$1,000.00	$1,020.93	$3.91	0.78%
Class Y	$1,000.00	$1,022.17	$2.66	0.53%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

[This Page Intentionally Left Blank]

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 96.9%
Consumer Discretionary — 19.0%
Auto Components — 1.0%
5,707	ArvinMeritor, Inc.	$101,528
1,346	Bandag, Inc.(a)	61,983
4,739	BorgWarner Inc.	254,342
12,733	Gentex Corporation(a)	231,741
5,601	Lear Corporation	203,764
2,714	Modine Manufacturing Company	88,368

		941,726

Automobiles — 0.1%
3,895	Thor Industries, Inc.(a)	122,420

Diversified Consumer Services — 1.4%
8,557	Career Education Corporation†	313,272
7,570	Corinthian Colleges, Inc.†	96,669
5,260	DeVry, Inc.†, (a)	104,674
5,556	Education Management Corporation†	187,404
3,875	ITT Educational Services, Inc.†	207,002
4,132	Laureate Education, Inc.†	197,757
3,708	Regis Corporation	144,909
4,028	Sotheby’s Holdings, Inc., Class A†	55,184

		1,306,871

Hotels, Restaurants & Leisure — 2.3%
6,755	Applebee’s International, Inc.	178,940
2,963	Bob Evans Farms, Inc.	69,097
5,529	Boyd Gaming Corporation(a)	282,698
7,371	Brinker International, Inc.†	295,208
3,831	CBRL Group, Inc.(a)	148,873
6,531	Cheesecake Factory, Incorporated (The)†	226,822
9,444	Gtech Holdings Corporation	276,142
3,700	International Speedway Corporation, Class A	208,162
5,019	Krispy Kreme Doughnuts, Inc.†, (a)	34,932
5,716	Outback Steakhouse, Inc.	258,592
5,359	Ruby Tuesday, Inc.(a)	138,798

		2,118,264

Household Durables — 4.4%
5,619	American Greetings Corporation, Class A(a)	148,904
2,899	Blyth, Inc.	81,317
24,073	D.R. Horton, Inc.(b)	905,386

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
4,418	Furniture Brands International, Inc.(a)	$95,473
5,385	Harman International Industries, Inc.(b)	438,124
4,052	Hovnanian Enterprises, Inc., Class A†, (a)	264,190
11,830	Lennar Corporation, Class A(b)	750,613
4,990	Mohawk Industries, Inc.†, (b)	411,675
3,945	Ryland Group, Inc. (The)	299,307
5,173	Toll Brothers, Inc.†, (a)	525,318
4,706	Tupperware Corporation(a)	109,979

		4,030,286

Leisure Equipment & Products — 0.1%
5,774	Callaway Golf Company	89,093

Media — 2.2%
8,713	Belo Corp., Class A	208,851
3,859	Catalina Marketing Corporation(a)	98,057
2,753	Emmis Communications Corporation, Class A†, (a)	48,646
3,429	Entercom Communications Corporation†	114,151
5,781	Harte-Hanks, Inc.	171,869
3,794	Lee Enterprises Incorporated	152,101
1,964	Media General, Inc., Class A	127,189
8,146	Readers Digest Association, Inc. (The)	134,409
3,111	Scholastic Corporation†	119,929
4,130	Valassis Communications, Inc.†	153,017
616	Washington Post Company (The), Class B(b)	514,378
6,944	Westwood One, Inc.	141,866

		1,984,463

Multiline Retail — 1.0%
4,911	99 Cents Only Stores†, (a)	62,419
8,891	Dollar Tree Stores, Inc.†	213,384
4,072	Neiman Marcus Group, Inc. (The), Class A	394,658
11,492	Saks, Inc.†	218,003

		888,464

Specialty Retail — 6.3%
7,060	Abercrombie & Fitch Co., Class A	485,022
5,843	Advance Auto Parts, Inc.†	377,166
4,687	Aeropostale, Inc.†	157,483
11,385	American Eagle Outfitters, Inc.	348,950

See Notes to Financial Statements.

Shares		Value

Consumer Discretionary (Continued)
Specialty Retail (Continued)
5,936	AnnTaylor Stores Corporation†	$144,126
5,141	Barnes & Noble, Inc.†	199,471
5,805	Borders Group, Inc.	146,925
8,520	CarMax, Inc.†	227,058
14,766	Chico’s FAS, Inc.†, (b)	506,179
8,084	Claire’s Stores, Inc.	194,420
12,881	Foot Locker, Inc.	350,621
11,108	Michaels Stores, Inc.	459,538
8,672	O’Reilly Automotive, Inc.†	258,512
6,174	Pacific Sunwear of California, Inc.†	141,940
5,482	Payless Shoesource, Inc.†	105,254
11,741	PETsMART, Inc.	356,339
7,026	Pier 1 Imports, Inc.(a)	99,699
5,882	Rent-A-Center, Inc.†	136,992
12,078	Ross Stores, Inc.	349,175
5,471	Urban Outfitters, Inc.†	310,151
9,514	Williams-Sonoma, Inc.†	376,469

		5,731,490

Textiles, Apparel & Luxury Goods — 0.2%
4,911	Timberland Company (The), Class A†	190,154

Total Consumer Discretionary		17,403,231

Consumer Staples — 4.5%
Beverages — 0.8%
17,120	Constellation Brands, Inc., Class A†, (b)	505,040
8,560	PepsiAmericas, Inc.	219,650

		724,690

Food & Staples Retailing — 1.0%
5,624	BJ’s Wholesale Club, Inc.†	182,724
3,773	Ruddick Corporation	96,325
5,392	Whole Foods Market, Inc.(b)	637,873

		916,922

Food Products — 2.0%
12,294	Dean Foods Company†, (b)	433,241
8,600	Hormel Foods Corporation	252,238
4,866	J.M. Smucker Company (The)(a)	228,410
2,579	Lancaster Colony Corporation	110,691

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Food Products (Continued)
8,227	Smithfield Foods, Inc.†	$224,350
3,552	Tootsie Roll Industries, Inc.(a)	103,896
2,459	TreeHouse Foods, Inc.†	70,100
24,898	Tyson Foods, Inc., Class A(b)	443,184

		1,866,110

Household Products — 0.6%
5,277	Church & Dwight Co., Inc.	191,028
5,936	Energizer Holdings, Inc.†	369,041

		560,069

Tobacco — 0.1%
2,154	Universal Corporation	94,302

Total Consumer Staples		4,162,093

Energy — 8.3%
Energy Equipment & Services — 3.9%
4,519	Cooper Cameron Corporation†	280,404
12,406	ENSCO International Incorporated(b)	443,514
5,710	FMC Technologies, Inc.†	182,549
10,146	Grant Prideco, Inc.†	268,362
6,520	Hanover Compressor Company†, (a)	75,045
4,238	Helmerich & Payne, Inc.	198,847
13,912	Patterson-UTI Energy, Inc.	387,171
12,011	Pride International, Inc.†	308,683
8,694	Smith International, Inc.(b)	553,808
5,104	Tidewater, Inc.	194,564
11,306	Weatherford International, Ltd.†, (b)	655,522

		3,548,469

Oil, Gas & Consumable Fuels — 4.4%
5,277	Arch Coal, Inc.	287,438
4,598	Forest Oil Corporation†	193,116
14,304	Murphy Oil Corporation(b)	747,098
10,332	Newfield Exploration Company†	412,143
7,113	Noble Energy, Inc.	538,098
2,930	Overseas Shipholding Group, Inc.	174,775
9,727	Peabody Energy Corporation(b)	506,193
11,766	Pioneer Natural Resources Company(b)	495,113

See Notes to Financial Statements.

Shares		Value

Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
6,415	Plains Exploration & Production Company†	$227,925
5,004	Pogo Producing Company(a)	259,808
5,365	Western Gas Resources, Inc.(a)	187,239

		4,028,946

Total Energy		7,577,415

Financials — 17.2%
Capital Markets — 2.7%
6,345	A.G. Edwards, Inc.	286,477
10,759	Eaton Vance Corporation	257,248
5,620	Investors Financial Services Corp.(a)	212,548
4,290	Jefferies Group, Inc.	162,548
4,766	LaBranche & Company, Inc.†, (a)	30,026
9,111	Legg Mason, Inc.(b)	948,546
5,528	Raymond James Financial, Inc.	156,166
6,807	SEI Investments Company	254,241
6,895	Waddell & Reed Financial, Inc., Class A	127,558

		2,435,358

Commercial Banks — 4.0%
10,502	Associated Banc Corporation	353,497
4,303	Bank of Hawaii Corporation	218,377
3,745	City National Corporation	268,554
12,708	Colonial BancGroup, Inc.	280,339
13,296	Commerce Bancorp, Inc.(a)	403,002
4,044	Cullen/Frost Bankers, Inc.	192,697
6,870	FirstMerit Corporation	179,376
4,303	Greater Bay Bancorp(a)	113,470
12,819	Hibernia Corporation, Class A	425,334
6,470	Mercantile Bankshares Corporation	333,399
3,030	SVB Financial Group†, (a)	145,137
10,322	TCF Financial Corporation	267,133
3,429	Texas Regional Bancshares, Inc., Class A	104,516
2,811	Westamerica Bancorporation	148,449
5,602	Wilmington Trust Corporation	201,728

		3,635,008

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Consumer Finance — 0.5%
12,075	AmeriCredit Corp.†	$307,913
7,029	MoneyGram International Inc.	134,394

		442,307

Diversified Financial Services — 0.3%
7,888	Leucadia National Corporation(a)	304,713

Insurance — 4.3%
4,433	Allmerica Financial Corporation†	164,420
4,897	American Financial Group, Inc.	164,147
3,271	AmerUs Group Co.,(a)	157,172
7,708	Arthur J. Gallagher & Company(a)	209,118
5,244	Brown & Brown, Inc.	235,665
4,735	Everest Re Group, Ltd.	440,355
14,137	Fidelity National Financial, Inc.(b)	504,550
7,060	First American Corporation	283,388
5,648	HCC Insurance Holdings, Inc.	213,890
3,550	Horace Mann Educators Corporation	66,811
5,266	Ohio Casualty Corporation	127,332
14,956	Old Republic International Corporation	378,237
5,818	Protective Life Corporation	245,636
2,354	StanCorp Financial Group, Inc.	180,269
4,816	Unitrin, Inc.	236,466
9,731	W. R. Berkley Corporation	347,202

		3,954,658

Real Estate — 3.2%
7,014	AMB Property Corporation, REIT	304,618
9,009	Developers Diversified Realty Corporation, REIT	414,054
4,475	Highwoods Properties, Inc., REIT	133,176
5,645	Hospitality Properties Trust, REIT	248,775
7,198	Liberty Property Trust, REIT	318,943
4,762	Mack-Cali Realty Corporation, REIT	215,719
8,468	New Plan Excel Realty Trust, REIT	230,076
4,177	Rayonier, Inc., REIT(a)	221,506
5,240	Regency Centers Corporation, REIT	299,728
11,243	United Dominion Realty Trust, Inc., REIT	270,394
7,081	Weingarten Realty Investors, REIT	277,717

		2,934,706

See Notes to Financial Statements.

Shares		Value

Financials (Continued)
Thrifts & Mortgage Finance — 2.2%
8,227	Astoria Financial Corporation	$234,223
6,357	Independence Community Bank Corp.	234,764
5,241	IndyMac Bancorp, Inc.	213,466
20,038	New York Community Bancorp, Inc.(a)	363,088
7,614	PMI Group, Inc. (The)(a)	296,794
7,080	Radian Group, Inc.	334,318
7,056	Washington Federal, Inc.	165,957
4,508	Webster Financial Corporation	210,478

		2,053,088

Total Financials		15,759,838

Health Care — 11.6%
Biotechnology — 1.7%
4,858	Cephalon, Inc.†, (a)	193,397
5,526	Charles River Laboratories International, Inc.†	266,629
4,323	Invitrogen Corporation†	360,063
2,648	Martek Biosciences Corporation†, (a)	100,492
25,214	Millennium Pharmaceuticals, Inc.†	233,734
8,790	Protein Design Labs, Inc.†, (a)	177,646
3,176	Techne Corporation†	145,810
7,679	Vertex Pharmaceuticals Incorporated†, (a)	129,314

		1,607,085

Health Care Equipment & Supplies — 2.8%
5,393	Advanced Medical Optics, Inc.†	214,372
5,212	Beckman Coulter, Inc.	331,327
9,349	Cytyc Corporation†	206,239
6,155	Dentsply International, Inc.	332,370
4,978	Edwards Lifesciences Corporation†	214,154
4,195	Gen-Probe Incorporated†	151,985
4,758	Hillenbrand Industries, Inc.	240,517
3,015	INAMED Corporation†	201,914
5,783	STERIS Corporation	149,028
10,841	Varian Medical Systems, Inc.†, (b)	404,694
2,901	Varian, Inc.†	109,629

		2,556,229

Health Care Providers & Services — 5.3%
4,039	Apria Healthcare Group, Inc.†	139,911
5,537	Community Health Systems, Inc.†	209,243

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services (Continued)
5,288	Covance, Inc.†	$237,272
8,746	Coventry Health Care, Inc.†, (b)	618,779
9,343	Health Net, Inc., Class A†	356,529
7,089	Henry Schein, Inc.†	294,335
4,248	LifePoint Hospitals, Inc.†, (a)	214,609
8,145	Lincare Holdings, Inc.†	332,642
8,730	Omnicare, Inc.	370,414
7,240	PacifiCare Health Systems, Inc.†, (b)	517,298
11,259	Patterson Companies, Inc.†, (a)	507,556
5,699	Renal Care Group, Inc.†	262,724
6,589	Triad Hospitals, Inc†	360,023
4,865	Universal Health Services, Inc., Class B	302,506
6,397	VCA Antech, Inc.†	155,127

		4,878,968

Pharmaceuticals — 1.8%
7,738	Barr Pharmaceuticals, Inc.†, (b)	377,150
19,011	IVAX Corporation†	408,736
2,822	Par Pharmaceutical Companies, Inc.†	89,768
7,251	Perrigo Company(a)	101,079
8,610	Sepracor Inc.†, (a), (b)	516,686
7,687	Valeant Pharmaceuticals International	135,522

		1,628,941

Total Health Care		10,671,223

Industrials — 11.0%
Aerospace & Defense — 0.8%
3,016	Alliant Techsystems Inc.†	212,929
5,532	Precision Castparts Corporation(b)	430,943
706	Sequa Corporation, Class A†, (a)	46,716

		690,588

Air Freight & Logistics — 0.9%
6,971	C.H. Robinson Worldwide, Inc.	405,712
8,756	Expeditors International of Washington, Inc.(b)	436,137

		841,849

See Notes to Financial Statements.

Shares		Value

Industrials (Continued)
Airlines — 0.3%
7,212	AirTran Holdings, Inc.†, (a)	$66,567
2,204	Alaska Air Group, Inc.†, (a)	65,569
8,009	JetBlue Airways Corporation†, (a)	163,704

		295,840

Building Products — 0.1%
3,519	York International Corporation	133,722

Commercial Services & Supplies — 3.1%
7,330	ADESA, Inc.	159,574
2,090	Banta Corporation	94,802
4,599	Brink’s Company (The)	165,564
7,422	ChoicePoint, Inc.†	297,251
6,708	Copart, Inc.†	159,650
4,199	Deluxe Corporation	170,479
5,627	Dun & Bradstreet Corporation†	346,905
5,839	Herman Miller, Inc.	180,075
4,376	HNI Corporation	223,833
2,319	Kelly Services, Inc., Class A	66,416
2,887	Korn/ Ferry International†, (a)	51,244
7,381	Manpower, Inc.	293,616
10,557	Republic Services, Inc.	380,158
4,128	Rollins, Inc.	82,725
3,718	Stericycle, Inc.†	187,090

		2,859,382

Construction & Engineering — 0.5%
4,051	Dycom Industries, Inc.†	80,250
3,063	Granite Construction, Inc.	86,070
4,752	Jacobs Engineering Group, Inc.†	267,348
8,148	Quanta Services, Inc.†, (a)	71,703

		505,371

Electrical Equipment — 0.7%
5,818	AMETEK, Inc.	243,483
5,127	Hubbell Incorporated, Class B	226,101
5,031	Thomas & Betts Corporation†	142,075

		611,659

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Industrial Conglomerates — 0.4%
2,636	Carlisle Companies Incorporated	$180,909
3,203	Teleflex, Inc.(a)	190,162

		371,071

Machinery — 2.3%
7,388	AGCO Corporation†	141,259
4,600	Crane Company	120,980
6,200	Donaldson Company, Inc.	188,046
4,003	Federal Signal Corporation(a)	62,447
4,646	Flowserve Corporation†	140,588
5,788	Graco, Inc.	197,197
3,488	Harsco Corporation	190,270
3,156	Kennametal, Inc.	144,703
2,787	Nordson Corporation	95,538
8,466	Pentair, Inc.	362,429
6,111	SPX Corporation	280,984
1,513	Tecumseh Products Company, Class A(a)	41,517
3,584	Trinity Industries, Inc.(a)	114,795

		2,080,753

Marine — 0.2%
3,679	Alexander & Baldwin, Inc.	170,522

Road & Rail — 1.0%
4,371	CNF, Inc.	196,258
11,140	J.B. Hunt Transport Services, Inc.	215,002
5,187	Swift Transportation Company, Inc.†	120,805
5,264	Werner Enterprises, Inc.	103,385
4,805	Yellow Roadway Corporation†	244,094

		879,544

Trading Companies & Distributors — 0.7%
5,705	Fastenal Company(a)	349,488
4,140	GATX Corporation(a)	142,830
6,037	United Rentals, Inc.†	122,008

		614,326

Total Industrials		10,054,627

See Notes to Financial Statements.

Shares		Value

Information Technology — 13.4%
Communications Equipment — 1.5%
31,423	3Com Corporation†	$114,380
5,756	ADTRAN, Inc.	142,691
4,188	Avocent Corporation†	109,474
4,280	CommScope, Inc.†, (a)	74,515
3,103	F5 Networks, Inc.†	146,570
10,913	Harris Corporation	340,595
3,822	Plantronics, Inc.	138,968
8,015	Polycom, Inc.†	119,504
8,186	Powerwave Technologies, Inc.†, (a)	83,661
8,696	UTStarcom, Inc.†, (a)	65,133

		1,335,491

Computers & Peripherals — 1.4%
5,824	Diebold, Inc.	262,721
2,836	Imation Corporation	110,008
12,898	McDATA Corporation, Class A†, (a)	51,592
14,810	SanDisk Corporation†	351,441
8,779	Storage Technology Corporation†	318,590
17,400	Western Digital Corporation†	233,508

		1,327,860

Electronic Equipment & Instruments — 1.9%
7,198	Amphenol Corporation, Class A	289,144
9,746	Arrow Electronics, Inc.†	264,701
9,927	Avnet, Inc.†	223,655
5,928	CDW Corporation	338,430
7,094	KEMET Corporation†, (a)	44,692
5,567	National Instruments Corporation(a)	118,020
3,608	Newport Corporation†	50,007
3,634	Plexus Corporation†	51,712
4,901	Tech Data Corporation†	179,426
14,768	Vishay Intertechnology, Inc.†	175,296

		1,735,083

Information Technology Services — 2.8%
7,171	Acxiom Corporation	149,730
5,517	Alliance Data Systems Corporation†	223,770
2,667	Anteon International Corporation†	121,669
9,894	BISYS Group, Inc. (The)†	147,816
12,242	Ceridian Corporation†	238,474

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Information Technology Services (Continued)
5,200	Certegy, Inc.	$198,744
7,034	CheckFree Corporation†	239,578
11,147	Cognizant Technology Solutions Corporation, Class A†, (b)	525,358
4,111	CSG Systems International, Inc.†	78,027
6,173	DST Systems, Inc.†, (a)	288,896
7,125	Gartner, Inc., Class A†, (a)	75,668
4,698	Keane, Inc.†, (a)	64,363
8,561	MPS Group, Inc.†	80,645
7,106	Titan Corporation†	161,590

		2,594,328

Office Electronics — 0.3%
6,038	Zebra Technologies Corporation, Class A†	264,404

Semiconductors & Semiconductor Equipment — 2.9%
36,969	Atmel Corporation†	87,617
2,032	Cabot Microelectronics Corporation†, (a)	58,908
7,486	Credence Systems Corporation†, (a)	67,748
6,126	Cree, Inc.†, (a)	156,029
10,751	Cypress Semiconductor Corporation†, (a)	135,355
9,823	Fairchild Semiconductor International, Inc.†	144,889
5,696	Integrated Circuit Systems, Inc.†	117,565
8,587	Integrated Device Technology, Inc.†	92,310
5,234	International Rectifier Corporation†	249,767
12,569	Intersil Corporation, Class A	235,920
11,345	Lam Research Corporation†	328,324
9,328	Lattice Semiconductor Corporation†	41,416
5,100	LTX Corporation†, (a)	25,296
6,324	Micrel Incorporated†, (a)	72,852
17,037	Microchip Technology, Inc.(b)	504,636
15,383	RF Micro Devices, Inc.†, (a)	83,530
6,157	Semtech Corporation†	102,514
3,751	Silicon Laboratories, Inc.†, (a)	98,314
11,496	TriQuint Semiconductor, Inc.†, (a)	38,282

		2,641,272

See Notes to Financial Statements.

Shares		Value

Information Technology (Continued)
Software — 2.6%
16,536	Activision, Inc. †	$273,175
2,194	Advent Software, Inc.†	44,451
22,505	Cadence Design Systems, Inc.†	307,418
5,634	Fair Isaac Corporation	205,641
6,752	Jack Henry & Associates, Inc.	123,629
6,145	Macromedia, Inc.†	234,862
4,178	Macrovision Corporation†	94,172
13,454	MCAFEE, Inc.†	352,226
6,389	Mentor Graphics Corporation†	65,487
4,670	Reynolds & Reynolds Company (The), Class A	126,230
5,822	RSA Security, Inc.†	66,837
7,314	Sybase, Inc.†	134,212
11,781	Synopsys, Inc.†	196,389
2,989	Transaction Systems Architects, Inc., Class A†	73,619
6,505	Wind River Systems, Inc.†, (a)	101,998

		2,400,346

Total Information Technology		12,298,784

Materials — 4.1%
Chemicals — 2.8%
5,838	Airgas, Inc.	144,023
3,848	Albemarle Corporation	140,337
5,106	Cabot Corporation	168,498
9,631	Chemtura Corporation	136,279
3,646	Cytec Industries, Inc.	145,111
3,556	Ferro Corporation	70,622
3,135	FMC Corporation†	175,999
5,631	Lubrizol Corporation	236,558
18,215	Lyondell Chemical Company(b)	481,240
1,731	Minerals Technologies, Inc.	106,630
5,791	Olin Corporation	105,628
9,593	RPM International, Inc.	175,168
2,361	Scotts Miracle-Gro Company (The)†	168,127
3,973	Sensient Technologies Corporation	81,883
4,140	Valspar Corporation(a)	199,921

		2,536,024

Construction Materials — 0.3%
3,799	Martin Marietta Materials, Inc.	262,587

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Containers & Packaging — 0.5%
4,310	Longview Fibre Company	$88,571
7,099	Packaging Corporation of America	149,434
8,111	Sonoco Products Company	214,941

		452,946

Metals & Mining — 0.2%
3,334	Steel Dynamics, Inc.(a)	87,517
6,656	Worthington Industries, Inc.(a)	105,165

		192,682

Paper & Forest Products — 0.3%
4,685	Bowater, Inc.	151,653
3,116	P.H. Glatfelter Company	38,638
2,396	Potlatch Corporation(a)	125,383

		315,674

Total Materials		3,759,913

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.1%
20,099	Cincinnati Bell, Inc.†	86,426

Wireless Telecommunication Services — 0.4%
8,990	Telephone & Data Systems, Inc.(b)	366,882

Total Telecommunication Services		453,308

Utilities — 7.3%
Electric Utilities — 2.7%
9,505	Alliant Energy Corporation	267,566
10,350	DPL, Inc.	284,107
6,492	Duquesne Light Holdings, Inc.(a)	121,271
6,225	Great Plains Energy, Inc.(a)	198,515
6,577	Hawaiian Electric Industries, Inc.(a)	176,329
3,531	Idacorp, Inc.	108,155
10,747	Northeast Utilities	224,182
8,862	NSTAR	273,215
15,437	Pepco Holdings, Inc.	369,562
5,756	PNM Resources, Inc.	165,830

See Notes to Financial Statements.

Shares		Value

Utilities (Continued)
Electric Utilities (Continued)
9,608	Sierra Pacific Resources†, (a)	$119,620
7,229	Westar Energy, Inc.	173,713

		2,482,065

Gas Utilities — 1.8%
6,274	AGL Resources, Inc.	242,490
5,091	Equitable Resources, Inc.	346,188
6,520	National Fuel Gas Company(a)	188,493
8,344	ONEOK, Inc.	272,432
7,059	Questar Corporation	465,188
4,057	WGL Holdings, Inc.	136,477

		1,651,268

Independent Power Producers & Energy Traders — 0.1%
2,675	Black Hills Corporation	98,574

Multi-Utilities — 2.4%
19,829	Aquila, Inc.†, (a)	71,583
12,074	Energy East Corporation	349,904
9,676	MDU Resources Group, Inc.	272,573
7,342	OGE Energy Corporation	212,477
8,162	Puget Energy, Inc.	190,828
9,273	SCANA Corporation	396,050
6,198	Vectren Corporation	178,069
9,566	Wisconsin Energy Corporation	373,074
3,184	WPS Resources Corporation(a)	179,100

		2,223,658

Water Utilities — 0.3%
7,795	Aqua America, Inc.	231,823

Total Utilities		6,687,388

TOTAL COMMON STOCKS
(Cost $61,838,141)		88,827,820

Principal
Amount

U.S. TREASURY BILL — 0.5%
(Cost $498,150)
$500,000	2.780% due 08/18/2005(b), (c)	498,150

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Principal
Amount		Value

REPURCHASE AGREEMENT — 2.7%
(Cost $2,460,000)
$2,460,000	Agreement with State Street Bank and Trust Company, 2.550% dated 06/30/2005, to be repurchased at $2,460,174 on 07/01/2005, collateralized by $2,495,000 FHLMC, 4.500% maturing 11/15/2011 (value $2,513,713)	$2,460,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 12.7%
(Cost $11,609,227)
11,609,227	State Street Navigator Securities Lending Trust – Prime Portfolio(d)	11,609,227

TOTAL INVESTMENTS
(Cost $76,405,518)	112.8%	103,395,197
OTHER ASSETS AND LIABILITIES (Net)	(12.8)	(11,770,238)

NET ASSETS	100.0%	$91,624,959

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, pledged as collateral for futures contracts.

(c)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(d)	As of June 30, 2005, the market value of the securities on loan is $11,331,340.

ABBREVIATIONS:
FHLMC — Federal Home Loan Mortgage Corporation
REIT      — Real Estate Investment Trust

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 98.9%
Consumer Discretionary — 17.6%
Auto Components — 0.2%
3,500	Midas, Inc.†, (a)	$80,500
3,550	Standard Motor Products, Inc.(a)	46,860
5,600	Superior Industries International, Inc.(a)	132,720

		260,080

Automobiles — 0.4%
3,380	Coachmen Industries, Inc.	42,351
12,750	Fleetwood Enterprises, Inc.†, (a)	129,413
6,790	Monaco Coach Corporation(a)	116,720
6,980	Winnebago Industries, Inc.(a)	228,595

		517,079

Distributors — 0.2%
4,800	Audiovox Corporation, Class A†	74,400
3,230	Building Materials Holdings Corporation	223,807

		298,207

Diversified Consumer Services — 0.0%#
1,810	CPI Corporation	32,670

Hotels, Restaurants & Leisure — 3.8%
6,400	Argosy Gaming Company†	298,304
8,000	Aztar Corporation†	274,000
7,800	Bally Total Fitness Holding Corporation †, (a)	25,272
8,035	CEC Entertainment, Inc.†	338,193
4,710	IHOP Corporation(a)	204,367
8,090	Jack in the Box, Inc.†	306,773
4,769	Landry’s Restaurants, Inc.(a)	143,499
4,450	Lone Star Steakhouse & Saloon, Inc.	135,325
6,300	Marcus Corporation (The)	133,686
6,400	Multimedia Games, Inc.†, (a)	70,464
5,050	O ’Charley’s, Inc.†	89,183
5,900	P. F. Chang’s China Bistro, Inc.†, (a)	347,982
6,940	Panera Bread Company, Class A†, (a)	430,870
3,300	Papa John’s International, Inc.†, (a)	131,901
9,150	Pinnacle Entertainment, Inc.†	178,974
7,900	RARE Hospitality International, Inc.†	240,713
9,585	Ryan’s Restaurant Group, Inc.†	134,286
8,200	Shuffle Master, Inc.†, (a)	229,846
13,827	Sonic Corporation†, (b)	422,138

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Hotels, Restaurants & Leisure (Continued)
6,337	Steak n Shake Company (The)†	$117,995
13,000	Triarc Companies, Inc., Class B	193,180
6,000	WMS Industries, Inc.†, (a)	202,500

		4,649,451

Household Durables — 3.3%
5,100	Applica, Inc.†, (a)	16,473
2,630	Bassett Furniture Industries, Inc.	49,602
17,350	Champion Enterprises, Inc.†, (a)	172,459
3,200	Department 56, Inc.†	32,800
3,370	Enesco Group, Inc.†	10,076
7,950	Ethan Allen Interiors, Inc.(a)	266,405
6,140	Fedders Corporation(a)	13,508
11,240	Interface, Inc., Class A†	90,482
12,000	La-Z-Boy, Inc.(a)	174,840
3,260	Libbey, Inc.	51,541
8,641	M.D.C. Holdings, Inc.(b)	710,722
5,575	Meritage Corporation†	443,212
1,340	National Presto Industries, Inc.	59,054
1,300	NVR, Inc.†, (b)	1,053,000
3,940	Russ Berrie & Company, Inc.(a)	50,471
1,770	Skyline Corporation	70,676
7,740	Standard Pacific Corporation(b)	680,733

		3,946,054

Internet & Catalog Retail — 0.2%
11,095	Insight Enterprises, Inc.†	223,897
4,450	J. Jill Group, Inc. (The)†	61,188

		285,085

Leisure Equipment & Products — 1.3%
4,390	Action Performance Companies, Inc.(a)	38,720
3,740	Arctic Cat, Inc.	76,782
5,990	JAKKS Pacific, Inc.†, (a)	115,068
10,870	K2, Inc.†	137,831
3,800	Meade Instruments Corporation†, (a)	10,602
7,200	Nautilus Group, Inc.(The)(a)	205,200
9,720	Polaris Industries, Inc.(a)	524,880

See Notes to Financial Statements.

Shares		Value

Consumer Discretionary (Continued)
Leisure Equipment & Products (Continued)
12,005	SCP Pool Corporation	$421,255
5,680	Sturm Ruger & Company, Inc.(a)	47,542

		1,577,880

Media — 0.6%
3,200	4Kids Entertainment, Inc.†, (a)	63,616
7,190	ADVO, Inc.	229,002
7,200	Arbitron, Inc.	308,880
3,090	Thomas Nelson, Inc.	67,238

		668,736

Multiline Retail — 0.3%
9,050	Fred’s, Inc., Class A(a)	150,049
6,800	Shopko Stores, Inc.†	165,308

		315,357

Specialty Retail — 5.3%
10,172	Aaron Rents, Inc.	253,181
7,300	Burlington Coat Factory Warehouse Corporation	311,272
7,305	Cato Corporation, Class A	150,848
4,900	Children’s Place Retail Stores, Inc. (The)†, (a)	228,683
8,150	Christopher & Banks Corporation	148,819
5,130	Cost Plus, Inc.†	127,942
5,970	Dress Barn (The)†, (a)	135,101
4,200	Electronics Boutique Holdings Corporation†, (a)	266,658
10,500	Finish Line, Inc.(The), Class A	198,660
11,800	GameStop Corp, Class B†	352,820
5,100	Genesco, Inc.†	189,159
6,040	Goody’s Family Clothing, Inc.	44,545
5,460	Group 1 Automotive, Inc.†	131,258
5,800	Guitar Center, Inc.†	338,546
7,090	Gymboree Corporation†	96,849
4,480	Hancock Fabrics, Inc.(a)	29,747
5,300	Haverty Furniture Companies, Inc.	78,334
5,500	Hibbett Sporting Goods, Inc.†	208,120
10,275	Hot Topic, Inc.†	196,458
5,220	Jo-Ann Stores, Inc.†	137,756
10,340	Linens ’N Things, Inc.†	244,645
11,835	Men’s Wearhouse, Inc. (The)†	407,479
6,500	Movie Gallery, Inc.(a)	171,795

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Specialty Retail (Continued)
12,700	Pep Boys – Manny, Moe & Jack (The)(a)	$171,958
8,300	Select Comfort Corporation†, (a)	177,869
8,200	Sonic Automotive, Inc., Class A	174,332
4,100	Stage Stores, Inc.†	178,760
7,800	Stein Mart, Inc.	171,600
5,260	TBC Corporation†	142,704
7,600	Too, Inc.†	177,612
8,100	Tractor Supply Company†, (a)	397,711
11,740	Zale Corporation†	372,041

		6,413,262

Textiles, Apparel & Luxury Goods — 2.0%
3,280	Ashworth, Inc.†	29,553
4,140	Brown Shoe Company, Inc.	162,081
12,902	Fossil, Inc.†	292,875
1,530	Haggar Corporation	31,136
6,960	K-Swiss, Inc., Class A	225,086
6,320	Kellwood Company	170,008
2,740	Oshkosh B’ Gosh, Inc., Class A	71,213
3,660	Oxford Industries, Inc.(a)	157,563
7,250	Phillips Van Heusen Corporation	237,003
26,800	Quiksilver, Inc.†	428,264
7,500	Russell Corporation	153,375
8,270	Stride Rite Corporation	114,043
13,140	Wolverine World Wide, Inc.	315,491

		2,387,691

Total Consumer Discretionary		21,351,552

Consumer Staples — 3.7%
Food & Staples Retailing — 1.2%
11,520	Casey’s General Stores, Inc.	228,326
6,500	Great Atlantic & Pacific Tea Company, Inc. (The)†, (a)	188,890
7,500	Longs Drug Stores Corporation	322,875
2,990	Nash Finch Company(a)	109,853
10,740	Performance Food Group Company†, (a)	324,455
8,780	United Natural Foods, Inc.†	266,649

		1,441,048

See Notes to Financial Statements.

Shares		Value

Consumer Staples (Continued)
Food Products — 1.7%
4,300	American Italian Pasta Company, Class A(a)	$90,386
17,300	Corn Products International, Inc.(b)	411,048
8,350	Delta & Pine Land Company	209,251
8,500	Flowers Foods, Inc.	300,560
7,600	Hain Celestial Group, Inc.†	148,200
1,870	J&J Snack Foods Corporation	97,895
6,500	Lance, Inc.	111,865
2,900	Peet’s Coffee & Tea, Inc.†, (a)	95,816
6,730	Ralcorp Holdings, Inc.	276,939
3,600	Sanderson Farms, Inc.	163,584
6,900	TreeHouse Foods, Inc.†	196,719

		2,102,263

Household Products — 0.4%
10,000	Spectrum Brands, Inc.†	330,000
3,930	WD-40 Company	109,765

		439,765

Personal Products — 0.3%
3,210	Natures Sunshine Products, Inc.	55,982
14,000	NBTY, Inc.†	363,160

		419,142

Tobacco — 0.1%
19,890	Alliance One International, Inc.	119,539

Total Consumer Staples		4,521,757

Energy — 7.2%
Energy Equipment & Services — 3.0%
3,200	Atwood Oceanics, Inc.†	196,992
8,800	Cal Dive International, Inc.†, (b)	460,856
3,400	CARBO Ceramics, Inc.	268,464
2,800	Dril-Quip, Inc.†	81,228
5,000	Hydril Company†	271,750
15,530	Input/ Output, Inc.†, (a)	97,528
6,700	Lone Star Technologies, Inc.†	304,850
9,800	Maverick Tube Corporation†, (a)	292,040
5,910	Oceaneering International, Inc.†	228,422
5,460	Offshore Logistics, Inc.†	179,306
4,315	SEACOR Holdings, Inc.†, (a)	277,455

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
5,290	TETRA Technologies, Inc.†	$168,487
9,550	Unit Corporation†, (b)	420,295
7,650	Veritas DGC Inc.†	212,211
6,400	W H Energy Services, Inc.†	159,552

		3,619,436

Oil, Gas & Consumable Fuels — 4.2%
11,135	Cabot Oil & Gas Corporation, Class A	386,384
18,700	Cimarex Energy Company†	727,617
12,400	Frontier Oil Corporation	363,940
17,500	Massey Energy Company	660,100
4,200	Penn Virginia Corporation	187,614
3,900	Petroleum Development Corporation†	124,215
5,910	Remington Oil and Gas Corporation†	210,987
16,700	Southwestern Energy Company†, (b)	784,566
7,000	Spinnaker Exploration Company†	248,430
13,240	St. Mary Land & Exploration Company	383,695
5,840	Stone Energy Corporation†	285,576
6,400	Swift Energy Company†	229,248
13,810	Vintage Petroleum, Inc.(b)	420,791
5,200	World Fuel Services Corporation(a)	121,732

		5,134,895

Total Energy		8,754,331

Financials — 15.1%
Banks — 0.2%
7,000	Central Pacific Financial Corp.(a)	249,200

Capital Markets — 0.3%
9,600	Investment Technology Group, Inc.†	201,792
4,700	Piper Jaffray Companies, Inc.†	143,021
3,615	SWS Group, Inc.(a)	62,106

		406,919

Commercial Banks — 5.3%
16,100	Amegy Bancorporation, Inc.	360,318
6,300	Boston Private Financial Holdings, Inc.(a)	158,760
10,615	Chittenden Corporation(a)	288,728
7,000	Community Bank System, Inc.	170,730

See Notes to Financial Statements.

Shares		Value

Financials (Continued)
Commercial Banks (Continued)
12,100	East West Bancorp, Inc.	$406,439
8,755	First BanCorp(a)	351,513
10,537	First Midwest Bancorp, Inc.	370,586
5,550	First Republic Bank	196,082
9,000	Gold Banc Corporation, Inc.	130,950
10,278	Hudson United Bancorp	371,036
5,300	Irwin Financial Corporation(a)	117,607
5,300	Nara Bancorp, Inc.	77,804
4,400	PrivateBancorp, Inc.(a)	155,672
7,579	Provident Bankshares Corporation	241,846
16,190	Republic Bancorp, Inc.	242,526
17,030	South Financial Group, Inc.(b)	483,993
10,325	Sterling Bancshares, Inc.	160,657
10,690	Susquehanna Bancshares, Inc.	262,867
17,241	TrustCo Bank Corporation NY(a)	225,167
20,900	UCBH Holdings, Inc.(a), (b)	339,416
10,200	Umpqua Holdings Corporation(a)	240,108
9,040	United Bankshares, Inc.	321,914
14,417	Whitney Holding Corporation	470,427
5,400	Wintrust Financial Corporation	282,690

		6,427,836

Consumer Finance — 0.3%
6,730	Cash America International, Inc.	135,408
4,900	Rewards Network, Inc.†, (a)	26,460
4,300	World Acceptance Corporation†	129,215

		291,083

Diversified Financial Services — 0.1%
4,100	Financial Federal Corporation(a)	158,424

Insurance — 2.6%
6,807	Delphi Financial Group, Inc.	300,529
8,300	Hilb Rogal & Hobbs Company(a)	285,520
4,700	Infinity Property & Casualty Corporation	163,936
4,100	LandAmerica Financial Group, Inc.(a)	243,417
4,800	Philadelphia Consolidated Holding Corp.†	406,848
5,800	Presidential Life Corporation	99,238
6,700	ProAssurance Corporation†	279,792
5,300	RLI Corporation	236,380

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Insurance (Continued)
2,300	SCPIE Holdings, Inc.†, (a)	$26,197
6,420	Selective Insurance Group, Inc.	318,111
4,300	Stewart Information Services Corporation	180,600
9,200	UICI	273,884
5,100	Zenith National Insurance Corporation	346,086

		3,160,538

Real Estate — 3.9%
7,200	Acadia Realty Trust, REIT	134,280
9,696	Capital Automotive, REIT	370,096
8,900	Colonial Properties Trust, REIT(a)	391,600
11,900	Commercial Net Lease Realty, Inc., REIT	243,593
7,200	CRT Properties, Inc., REIT	196,560
5,000	EastGroup Properties, Inc., REIT	210,550
5,900	Entertainment Properties Trust, REIT	271,400
5,250	Essex Property Trust, Inc., REIT	436,065
6,700	Gables Residential Trust, REIT	289,641
8,300	Glenborough Realty Trust, Inc., REIT	170,897
6,600	Kilroy Realty Corporation, REIT	313,434
11,300	Lexington Corporate Properties Trust, REIT	274,703
11,850	New Century Financial Corporation, REIT(a)	609,683
3,300	Parkway Properties Inc., REIT	165,033
10,700	Shurgard Storage Centers, Inc., REIT, Class A(a)	491,772
3,700	Sovran Self Storage, Inc., REIT	168,202

		4,737,509

Thrifts & Mortgage Finance — 2.4%
4,920	Anchor Bancorp Wisconsin, Inc.(a)	148,879
12,100	BankAtlantic Bancorp, Inc.	229,295
6,400	BankUnited Financial Corporation	173,056
14,200	Brookline Bancorp, Inc.(a)	230,892
8,740	Commercial Federal Corporation	294,363
7,675	Dime Community Bancshares	116,660
5,430	Downey Financial Corporation	397,476
3,900	FirstFed Financial Corporation†	232,479
10,700	Flagstar Bancorp, Inc.(a)	202,551
16,320	Fremont General Corporation(a), (b)	397,066

See Notes to Financial Statements.

Shares		Value

Financials (Continued)
Thrifts & Mortgage Finance (Continued)
7,070	MAF Bancorp, Inc.	$301,394
5,210	Sterling Financial Corporation†	194,854

		2,918,965

Total Financials		18,350,474

Health Care — 12.8%
Biotechnology — 0.3%
7,150	ArQule, Inc.†, (a)	46,332
6,907	Enzo Biochem, Inc.†, (a)	123,843
13	OSI Pharmaceuticals, Inc.†	531
10,960	Regeneron Pharmaceuticals, Inc.†, (a)	91,954
13,920	Savient Pharmaceuticals, Inc.†, (a)	61,387

		324,047

Health Care Equipment & Supplies — 6.1%
4,500	Advanced Neuromodulation Systems, Inc.†, (a)	178,560
14,200	American Medical Systems Holdings, Inc.†	293,230
2,940	Analogic Corporation	147,941
5,600	ArthroCare Corp.†, (a)	195,664
5,300	BioLase Technology, Inc.(a)	33,496
4,000	Biosite, Inc.†, (a)	219,960
6,830	CONMED Corporation†	210,159
10,060	Cooper Companies, Inc. (The)(b)	612,252
5,100	Cyberonics, Inc.†, (a)	221,289
3,220	Datascope Corporation	107,387
6,040	Diagnostic Products Corporation	285,873
4,700	dj Orthopedics, Inc†	128,921
5,900	Haemonetics Corporation†	239,776
4,920	Hologic, Inc.†	195,570
3,200	ICU Medical, Inc.†	102,944
7,490	Idexx Laboratories, Inc.†	466,852
10,398	Immucor, Inc.†	301,022
5,600	Integra LifeSciences Holdings Corporation†, (a)	163,520
6,000	Intermagnetics General Corporation†	184,560
7,250	Invacare Corporation	321,610
2,700	Kensey Nash Corporation†, (a)	81,648
8,560	Mentor Corporation(a)	355,069
6,200	Merit Medical Systems, Inc.†	95,542
4,040	Osteotech, Inc.†	14,867

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Equipment & Supplies (Continued)
6,400	PolyMedica Corporation	$228,224
4,100	Possis Medical, Inc.†, (a)	41,533
7,900	ResMed, Inc.†, (a)	521,321
16,360	Respironics, Inc.†, (b)	590,760
3,900	SurModics, Inc.†	169,143
9,150	Sybron Dental Specialties, Inc.†	344,223
7,302	Theragenics Corporation†	23,512
6,800	Viasys Healthcare, Inc.†	153,612
2,220	Vital Signs, Inc.	96,170
4,900	Wilson Greatbatch Technologies, Inc.†	117,110

		7,443,320

Health Care Providers & Services — 5.4%
11,275	Accredo Health, Inc.†, (b)	511,885
3,600	Amedisys, Inc†, (a)	132,408
7,600	American Healthways, Inc.†, (a)	321,252
11,700	AMERIGROUP Corporation†, (b)	470,340
6,750	AmSurg Corporation†	186,907
9,500	Centene Corporation†	319,010
7,550	Cerner Corporation†, (a)	513,173
5,860	Chemed Corporation	239,557
6,000	Cross Country Healthcare, Inc.†	102,000
5,250	CryoLife, Inc.†, (a)	40,740
9,760	Dendrite International, Inc.†	134,688
5,300	Gentiva Health Services, Inc.†	94,658
14,920	Hooper Holmes, Inc.	61,918
3,900	LabOne, Inc.†	155,259
4,250	LCA-Vision, Inc.	205,955
8,260	NDCHealth Corporation	148,432
7,850	Odyssey Healthcare, Inc.†, (a)	113,197
9,120	Owens & Minor, Inc.	295,032
6,010	PAREXEL International Corporation†	119,299
5,380	Pediatrix Medical Group, Inc.†	395,645
12,100	Pharmaceutical Product Development, Inc.†, (b)	567,006
8,280	Priority Healthcare Corporation, Class B†, (a)	209,981
3,900	RehabCare Group, Inc.†	104,247
4,000	SFBC International, Inc.†, (a)	154,520
6,130	Sierra Health Services, Inc.†	438,050

See Notes to Financial Statements.

Shares		Value

Health Care (Continued)
Health Care Providers & Services (Continued)
4,400	Sunrise Senior Living, Inc.†, (a)	$237,512
6,600	United Surgical Partners International, Inc.†	343,728

		6,616,399

Pharmaceuticals — 1.0%
10,740	Alpharma, Inc., Class A(a)	155,408
3,500	Bradley Pharmaceuticals, Inc†, (a)	37,625
8,000	Connetics Corporation†, (a)	141,120
12,480	Medicis Pharmaceutical Corporation, Class A(b)	395,990
16,400	MGI Pharma, Inc.†, (a)	356,864
5,370	Noven Pharmaceuticals, Inc.†	93,868

		1,180,875

Total Health Care		15,564,641

Industrials — 17.6%
Aerospace & Defense — 2.5%
7,410	AAR Corporation†	116,411
2,700	Applied Signal Technology, Inc.(a)	51,408
7,800	Armor Holdings, Inc.†, (a)	308,958
5,550	Ceradyne, Inc.†, (a)	133,589
4,800	Cubic Corporation(a)	85,152
4,900	Curtiss-Wright Corporation	264,355
6,300	DRS Technologies, Inc.	323,064
4,000	EDO Corporation	119,640
9,587	Engineered Support Systems, Inc.(a)	343,502
5,725	Esterline Technologies Corporation†	229,458
11,790	Gencorp, Inc.†, (a)	227,076
5,360	Kaman Corporation, Class A	96,694
4,800	Mercury Computer Systems, Inc.†	131,376
8,425	Moog, Inc., Class A†	265,303
7,650	Teledyne Technologies, Inc.†	249,237
3,600	Triumph Group, Inc.†	125,136

		3,070,359

Air Freight & Logistics — 0.4%
10,610	EGL, Inc.†	215,595
7,450	Forward Air Corporation	210,612

		426,207

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Airlines — 0.3%
8,200	Frontier Airlines, Inc.†, (a)	$84,706
6,960	Mesa Air Group, Inc.†, (a)	46,702
13,200	SkyWest, Inc.	239,976

		371,384

Building Products — 0.9%
6,220	Apogee Enterprises, Inc.	95,601
4,490	ElkCorp	128,190
6,152	Griffon Corporation†	136,574
12,922	Lennox International, Inc.	273,559
9,740	Simpson Manufacturing Co., Inc.	297,557
3,890	Universal Forest Products, Inc.	161,240

		1,092,721

Commercial Services & Supplies — 3.9%
10,200	ABM Industries, Inc.	198,900
5,500	Administaff, Inc.	130,680
2,160	Angelica Corporation(a)	52,942
7,790	Bowne & Company, Inc.	112,643
10,240	Brady Corporation, Class A	317,440
3,670	CDI Corporation	80,446
7,180	Central Parking Corporation(a)	98,725
5,800	Coinstar, Inc.†, (a)	131,602
3,040	Consolidated Graphics, Inc.†	123,941
4,930	G & K Services, Inc., Class A	186,009
5,200	Healthcare Services Group, Inc.(a)	104,416
4,500	Heidrick & Struggles International, Inc.†	117,360
3,800	Imagistics International, Inc.†	106,400
6,350	John H. Harland Company(a)	241,300
9,820	Labor Ready, Inc.†, (a)	228,904
3,500	Mobile Mini, Inc.†, (a)	120,680
7,400	NCO Group, Inc.†	160,062
5,750	On Assignment, Inc.†	28,635
3,230	Pre-Paid Legal Services, Inc.(a)	144,219
9,810	PRG-Schultz International, Inc.†, (a)	27,664
5,200	School Specialty, Inc.†	241,800
3,700	SOURCECORP, Inc.†	73,334
14,040	Spherion Corporation†	92,664

See Notes to Financial Statements.

Shares		Value

Industrials (Continued)
Commercial Services & Supplies (Continued)
6,000	Standard Register Company (The)	$94,860
13,000	Tetra Tech, Inc.†	175,890
7,600	United Stationers, Inc.†	373,160
2,200	Vertrue Incorporated†, (a)	85,712
5,200	Viad Corp	147,368
2,820	Volt Information Sciences, Inc.†	66,919
10,700	Waste Connections, Inc.†	399,003
7,500	Watson Wyatt & Company Holdings, Class A	192,225

		4,655,903

Construction & Engineering — 0.8%
3,600	EMCOR Group, Inc.†	176,040
6,120	Insituform Technologies, Inc., Class A†	98,104
17,700	Shaw Group Inc. (The)†	380,727
9,780	URS Corporation†	365,283

		1,020,154

Electrical Equipment — 1.6%
5,630	A.O. Smith Corporation	150,377
10,100	Acuity Brands, Inc.(a)	259,469
9,010	Artesyn Technologies, Inc.†	78,387
6,960	Baldor Electric Company(a)	169,267
5,780	C&D Technologies, Inc.	53,118
6,500	MagneTek, Inc.†	16,705
6,700	Regal Beloit Corporation(a)	195,372
9,720	Roper Industries, Inc.(b)	693,717
7,070	Vicor Corporation(a)	96,152
2,500	Woodward Governor Company	210,075

		1,922,639

Industrial Conglomerates — 0.2%
2,740	Standex International Corporation	77,843
7,600	Tredegar Corporation	118,560

		196,403

Machinery — 4.7%
7,300	Albany International Corporation, Class A	234,403
4,170	Astec Industries, Inc.†	96,702
4,990	Barnes Group, Inc.	165,169
11,800	Briggs & Stratton Corporation(a), (b)	408,516

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery (Continued)
11,740	Clarcor, Inc.	$343,395
3,900	CUNO, Inc.†	278,616
5,710	Gardner Denver, Inc.†	200,307
11,635	IDEX Corporation(b)	449,227
11,680	JLG Industries, Inc.	320,967
6,500	Kaydon Corporation(a)	181,025
2,630	Lindsay Manufacturing Company(a)	62,015
3,840	Lydall, Inc.†	33,101
6,800	Manitowoc Company, Inc. (The)	278,936
10,122	Milacron, Inc.†, (a)	19,131
8,440	Mueller Industries, Inc.	228,724
8,500	Oshkosh Truck Corporation(b)	665,380
3,080	Robbins & Myers, Inc.(a)	66,251
6,600	Stewart & Stevenson Services, Inc.	149,556
3,440	Thomas Industries, Inc.	137,462
20,900	Timken Company(b)	482,790
9,960	Toro Company (The)(b)	384,556
4,780	Valmont Industries, Inc.	123,324
7,130	Wabash National Corporation(a)	172,760
6,570	Watts Water Technologies, Inc., Class A(a)	220,029
3,560	Wolverine Tube, Inc.†, (a)	20,897

		5,723,239

Marine — 0.2%
5,390	Kirby Corporation†	243,089

Road & Rail — 1.3%
5,500	Arkansas Best Corporation	174,955
13,967	Heartland Express, Inc.	271,379
18,700	Kansas City Southern Industries, Inc.†, (a)	377,366
10,750	Knight Transportation, Inc.(a)	261,547
13,680	Landstar System, Inc.†, (b)	412,042
4,300	Old Dominion Freight Line, Inc.†	115,369

		1,612,658

Trading Companies & Distributors — 0.8%
6,240	Applied Industrial Technologies, Inc.	201,489
15,200	Hughes Supply, Inc.(b)	427,120

See Notes to Financial Statements.

Shares		Value

Industrials (Continued)
Trading Companies & Distributors (Continued)
1,630	Lawson Products, Inc.	$63,277
5,760	Watsco, Inc.	245,376

		937,262

Total Industrials		21,272,018

Information Technology — 14.7%
Communications Equipment — 1.0%
2,600	Bel Fuse, Inc., Class B(a)	79,456
10,727	Belden CDT Inc.	227,412
3,920	Black Box Corporation	138,768
3,000	Brooktrout, Inc.†	33,480
10,920	C-COR.net Corporation†, (a)	74,802
5,110	Digi International, Inc.†	60,605
7,300	Ditech Communications Corporation†, (a)	47,377
16,600	Harmonic, Inc.†, (a)	80,178
5,540	Inter-Tel, Inc.(a)	103,099
5,200	NETGEAR, Inc.†, (a)	96,720
5,660	Network Equipment Technologies, Inc.†, (a)	29,206
4,500	PC-Tel, Inc.†, (a)	35,235
10,565	Symmetricom, Inc.†	109,559
3,000	Tollgrade Communications, Inc.†	22,500
5,500	ViaSat, Inc.†, (a)	111,815

		1,250,212

Computers & Peripherals — 0.9%
25,800	Adaptec, Inc.†	100,104
8,070	Avid Technology, Inc.†, (b)	429,970
5,900	Hutchinson Technology, Inc.†	227,209
16,200	Pinnacle Systems, Inc.†	89,100
3,700	SBS Technologies, Inc.†	34,336
6,000	Synaptics Incorporated†, (a)	128,160

		1,008,879

Electronic Equipment & Instruments — 4.0%
17,150	Aeroflex, Inc.†	144,060
6,590	Agilysys, Inc.	103,463
7,950	Anixter International, Inc.†	295,501
3,100	BEI Technologies, Inc.(a)	82,708
6,500	Bell Microproducts, Inc.†, (a)	61,100
9,440	Benchmark Electronics, Inc.†	287,165

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Electronic Equipment & Instruments (Continued)
8,620	Checkpoint Systems, Inc.†	$152,574
10,050	Cognex Corporation	263,210
7,070	Coherent, Inc.†	254,591
8,460	CTS Corporation(a)	103,973
4,100	Daktronics, Inc.	82,041
4,510	Dionex Corporation†	196,681
6,500	Electro Scientific Industries, Inc.†, (a)	116,220
15,900	FLIR Systems, Inc.†, (b)	474,456
4,800	Gerber Scientific, Inc.†	33,408
5,300	Global Imaging Systems, Inc.†	168,858
5,260	Itron, Inc.†, (a)	235,017
3,600	Keithley Instruments, Inc.(a)	55,476
5,100	Littelfuse, Inc.†	142,035
8,330	Methode Electronics, Inc., Class A	98,877
4,500	MTS Systems Corporation	151,110
4,295	Park Electrochemical Corporation	108,234
8,680	Paxar Corporation†	154,070
4,000	Photon Dynamics, Inc.†	82,440
3,500	Planar Systems, Inc.†, (a)	25,725
4,700	RadiSys Corporation†, (a)	75,905
3,800	Rogers Corporation†	154,090
3,000	ScanSource, Inc.†	128,820
9,320	Technitrol, Inc.	131,692
12,055	Trimble Navigation Ltd.†	469,783
4,410	X-Rite, Inc.	50,759

		4,884,042

Information Technology Services — 1.7%
6,900	CACI International, Inc.†	435,804
5,300	Carreker Corporation†	29,044
13,450	Ciber, Inc.†, (a)	107,331
10,399	eFunds Corporation†	187,078
8,218	Global Payments, Inc.(a)	557,180
4,100	Intrado, Inc.†, (a)	61,336
2,500	iPayment, Inc.†	91,300
5,700	ManTech International Corporation, Class A†	176,928
4,550	MAXIMUS, Inc.	160,569
4,400	Pegasus Solutions, Inc.†, (a)	49,060

See Notes to Financial Statements.

Shares		Value

Information Technology (Continued)
Information Technology Services (Continued)
3,000	StarTek, Inc.(a)	$49,260
4,750	TALX Corporation	137,323

		2,042,213

Internet Software & Services — 0.8%
8,000	Digital Insight Corporation†	191,360
5,100	J2 Global Communications, Inc.†, (a)	175,644
6,400	MIVA, Inc.†, (a)	29,696
9,000	WebEx Communications, Inc.†, (a)	237,690
5,600	Websense, Inc.†	269,080
6,820	Zix Corporation†, (a)	21,347

		924,817

Semiconductors & Semiconductor Equipment — 2.8%
5,900	Actel Corporation†	82,010
6,200	Advanced Energy Industries, Inc.†	48,732
8,600	ATMI, Inc.†	249,486
23,000	Axcelis Technologies, Inc.†	157,780
10,380	Brooks Automation, Inc.†	154,143
5,100	Cohu, Inc.	102,255
8,300	Cymer, Inc.†, (a)	218,705
6,400	DSP Group, Inc.†	152,768
8,050	ESS Technology, Inc.†, (a)	33,890
9,800	Exar Corporation†	145,922
6,700	FEI Company†	152,827
6,010	Helix Technology Corporation(a)	79,813
16,100	Kopin Corporation†	82,110
11,800	Kulicke & Soffa Industries, Inc.†, (a)	93,338
14,000	Microsemi Corporation†, (a)	263,200
6,100	Pericom Semiconductor Corporation†	49,654
7,470	Photronics, Inc.†	174,350
6,700	Power Integrations, Inc.†	144,519
3,600	Rudolph Technologies, Inc.†	51,588
36,030	Skyworks Solutions, Inc.†, (a)	265,541
4,230	Standard Microsystems Corporation†	98,897
3,100	Supertex, Inc.†	54,746
5,470	Ultratech, Inc.†	100,101

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
8,400	Varian Semiconductor Equipment Associates, Inc.†	$310,800
6,400	Veeco Instruments, Inc.†, (a)	104,192

		3,371,367

Software — 3.5%
5,300	Altiris, Inc.†	77,804
7,200	ANSYS, Inc.†	255,672
6,800	Captaris, Inc.†	28,152
2,700	Catapult Communications Corporation†	46,062
3,700	EPIQ Systems, Inc.†, (a)	60,532
8,890	FactSet Research Systems, Inc.(a)	318,618
9,500	FileNet Corporation†	238,830
9,140	Hyperion Solutions Corporation†, (b)	367,794
9,900	Internet Security Systems, Inc.†	200,871
6,700	JDA Software Group, Inc.†	76,246
7,317	Kronos, Inc.†	295,534
6,700	Manhattan Associates, Inc.†, (a)	128,707
4,800	MapInfo Corporation†	50,448
8,700	MICROS Systems, Inc.†	389,325
5,400	MRO Software, Inc.†	78,894
10,050	Napster, Inc.†, (a)	42,210
7,100	NYFIX, Inc.†, (a)	41,961
5,800	Phoenix Technologies Ltd.†	45,124
8,380	Progress Software Corporation†	252,657
5,600	Radiant Systems, Inc.†	63,840
7,800	Serena Software, Inc.†, (a)	150,540
5,300	Sonic Solutions†, (a)	98,580
3,900	SPSS, Inc.†	74,919
3,700	SS&C Technologies, Inc.	117,216
16,312	Take-Two Interactive Software, Inc.†, (a)	415,140
9,375	THQ, Inc.†, (a)	274,406
8,720	Verity, Inc.†	76,474

		4,266,556

Total Information Technology		17,748,086

See Notes to Financial Statements.

Shares		Value

Materials — 5.3%
Chemicals — 1.3%
7,000	A. Schulman, Inc.	$125,230
5,500	Arch Chemicals, Inc.(a)	137,280
6,000	Cambrex Corporation	114,300
7,800	Georgia Gulf Corporation	242,190
6,600	H.B. Fuller Company	224,796
6,310	Macdermid, Inc.	196,620
3,120	Material Sciences Corporation†	45,427
6,470	OM Group, Inc.†	159,744
9,390	Omnova Solutions, Inc.†	43,757
2,090	Penford Corporation	33,440
21,100	PolyOne Corporation†	139,682
2,270	Quaker Chemical Corporation	39,612
7,400	Wellman, Inc.(a)	75,406

		1,577,484

Construction Materials — 1.0%
8,582	Florida Rock Industries, Inc.(a)	629,490
9,500	Headwaters Incorporated†, (a)	326,610
5,250	Texas Industries, Inc.	295,207

		1,251,307

Containers & Packaging — 0.6%
8,170	AptarGroup, Inc.	415,036
6,510	Caraustar Industries, Inc.†, (a)	68,355
4,500	Chesapeake Corporation	94,230
7,510	Myers Industries, Inc.	93,875
7,700	Rock -Tenn Company, Class A	97,405

		768,901

Metals & Mining — 1.9%
3,080	A.M. Castle & Co.†	47,617
6,551	Aleris International, Inc.†	147,725
5,900	AMCOL International Corporation(a)	110,861
4,360	Brush Engineered Materials, Inc.†, (a)	62,174
5,700	Carpenter Technology Corporation(a)	295,260
6,300	Century Aluminum Company†	128,520
5,100	Cleveland-Cliffs, Inc.(a)	294,576
13,800	Commercial Metals Company(b)	328,716
5,685	Quanex Corporation	301,362
6,770	Reliance Steel & Aluminum Company(a)	250,964

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Metals & Mining (Continued)
4,940	RTI International Metals, Inc.†	$155,165
5,700	Ryerson Tull, Inc.(a)	81,339
2,860	Steel Technologies, Inc.(a)	48,334

		2,252,613

Paper & Forest Products — 0.5%
7,630	Buckeye Technologies, Inc.†	60,811
2,900	Deltic Timber Corporation	110,287
3,500	Neenah Paper, Inc.(a)	108,395
3,860	Pope & Talbot, Inc.	42,846
3,540	Schweitzer-Mauduit International, Inc.	110,200
11,900	Wausau-Mosinee Paper Corporation	142,562

		575,101

Total Materials		6,425,406

Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
4,800	Commonwealth Telephone Enterprises, Inc.(a)	201,168
11,530	General Communication, Inc., Class A†	113,801

Total Telecommunication Services		314,969

Utilities — 4.6%
Electric Utilities — 1.2%
6,800	ALLETE, Inc.(a)	339,320
2,870	Central Vermont Public Service(a)	53,095
3,680	CH Energy Group, Inc.(a)	178,958
11,400	Cleco Corporation	245,898
10,900	El Paso Electric Company†	222,905
1,220	Green Mountain Power Corporation	36,405
3,190	UIL Holdings Corporation	171,654
7,900	UniSource Energy Corporation	242,925

		1,491,160

Gas Utilities — 2.6%
18,250	Atmos Energy Corporation(b)	525,600
2,650	Cascade Natural Gas Corporation(a)	54,325
4,800	Laclede Group, Inc.(a)	152,448
6,280	New Jersey Resources Corporation	303,010
6,310	Northwest Natural Gas Company(a)	241,295

See Notes to Financial Statements.

Shares		Value

Utilities (Continued)
Gas Utilities (Continued)
17,600	Piedmont Natural Gas, Inc.(a)	$422,752
22,265	Southern Union Company†, (b)	546,606
8,640	Southwest Gas Corporation	220,406
23,700	UGI Corporation(b)	661,230

		3,127,672

Multi-Utilities & Unregulated Power — 0.7%
11,100	Avista Corporation	206,349
16,800	Energen Corporation(b)	588,840

		795,189

Water Utilities — 0.1%
3,905	American States Water Company(a)	114,690

Total Utilities		5,528,711

TOTAL COMMON STOCKS
(Cost $78,796,986)		119,831,945

Principal
Amount

U.S. TREASURY BILL — 0.2%
(Cost $199,260)
$200,000	2.780% due 08/18/2005(b), (c)	199,260

REPURCHASE AGREEMENT — 1.0%
(Cost $1,190,000)
1,190,000	Agreement with State Street Bank and Trust Company, 2.550% dated 06/30/2005, to be repurchased at $1,190,084 on 07/01/2005, collateralized by $1,120,000 FNMA, 5.500% maturing 03/15/2011 (value $1,215,900)	1,190,000

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

COLLATERAL FOR SECURITIES ON LOAN — 22.6%
(Cost $27,451,236)
27,451,236	State Street Navigator Securities Lending Trust – Prime Portfolio(d)	$27,451,236

TOTAL INVESTMENTS
(Cost $107,637,482)	122.7%	148,672,441
OTHER ASSETS AND LIABILITIES (Net)	(22.7)	(27,504,054)

NET ASSETS	100.0%	$121,168,387

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, pledged as collateral for futures contracts.

(c)	Rate represents annualized yield at date of purchase.

(d)	As of June 30, 2005, the market value of the securities on loan is $26,724,167.

ABBREVIATIONS:
FNMA  — Federal National Mortgage Association
REIT     — Real Estate Investment Trust

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

The Munder S&P® Index Funds

Statements of Assets and Liabilities, June 30, 2005 (Unaudited)

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity Fund	Index Equity Fund

ASSETS:
Investments, at value
See accompanying schedules:
Securities(a)	$100,935,197	$147,482,441
Repurchase agreement	2,460,000	1,190,000

Total Investments	103,395,197	148,672,441
Cash	333	192,180
Interest receivable	174	84
Dividends receivable	54,688	82,697
Receivable for investment securities sold	172,719	18,672
Receivable for Fund shares sold	82,970	47,501
Prepaid expenses and other assets	1,177	339

Total assets	103,707,258	149,013,914

LIABILITIES:
Payable for Fund shares redeemed	198,017	65,831
Payable for investment securities purchased	178,530	210,795
Payable upon return of securities loaned	11,609,227	27,451,236
Variation margin payable on open futures contracts	9,675	2,875
Trustees’ fees and expenses payable	21,945	23,814
Shareholder servicing fees payable	13,949	29,511
Administration fees payable	10,524	15,434
Transfer agency/record keeping fees payable	6,651	7,991
Custody fees payable	4,296	9,504
Investment advisory fees payable	166	298
Accrued expenses and other payables	29,319	28,238

Total Liabilities	12,082,299	27,845,527

NET ASSETS	$91,624,959	$121,168,387

Investments, at cost	$76,405,518	$107,637,482

(a)	Including $11,331,340 and $26,724,167 of securities loaned for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

See Notes to Financial Statements.

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity Fund	Index Equity Fund

NET ASSETS consist of:
Undistributed net investment income	$2,231	$7,304
Undistributed net realized gain/(Accumulated net realized loss) on investments sold	2,604,894	(1,733,226)
Net unrealized appreciation of investments	26,979,345	41,044,927
Paid-in capital	62,038,489	81,849,382

	$91,624,959	$121,168,387

NET ASSETS:
Class K Shares	$69,801,132	$108,499,511

Class Y Shares	$21,823,827	$12,668,876

SHARES OUTSTANDING:
Class K Shares	6,468,620	6,963,446

Class Y Shares	1,757,158	814,639

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.79	$15.58

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.42	$15.55

See Notes to Financial Statements.

The Munder S&P® Index Funds

Statements of Operations, For the Period Ended June 30, 2005 (Unaudited)

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity	Index Equity
	Fund	Fund

INVESTMENT INCOME:
Interest	$34,846	$29,107
Dividends(a)	695,214	645,516
Securities lending	7,970	23,271

Total Investment Income	738,030	697,894

EXPENSES:
Shareholder servicing fees:
Class K Shares	95,606	134,126
Investment advisory fees	72,951	89,655
Administration fees	78,007	92,870
Transfer agency/record keeping fees	21,932	26,945
Custody fees	46,006	60,317
Legal and audit fees	17,563	17,685
Trustees’ fees and expenses	12,007	12,356
Registration and filing fees	371	—
Other	17,477	18,879

Total Expenses	361,920	452,833

NET INVESTMENT INCOME	376,110	245,061

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	3,037,875	1,171,947
Futures contracts	139,484	(69,920)
Net change in unrealized appreciation/(depreciation) of:
Securities	(1,099,824)	102,052
Futures contracts	(50,863)	6,181

Net realized and unrealized gain on investments	2,026,672	1,210,260

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,402,782	$1,455,321

(a)	Net of dividend taxes withheld of $141 for the Munder S&P® SmallCap Index Equity Fund.

See Notes to Financial Statements.

The Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® MidCap
	Index Equity Fund

	Period Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Net investment income	$376,110	$624,478
Net realized gains from security transactions and futures contracts	3,177,359	3,799,394
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	(1,150,687)	13,534,214

Net increase in net assets resulting from operations	2,402,782	17,958,086
Dividends to shareholders from net investment income:
Class K Shares	(265,882)	(581,477)
Class Y Shares	(93,208)	(151,892)
Distributions to shareholders from net realized gains:
Class K Shares	—	(2,245,883)
Class Y Shares	—	(452,609)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(35,458,781)	1,746,641
Class Y Shares	(390,091)	1,527,086
Short-term trading fees	1,895	—

Net increase/(decrease) in net assets	(33,803,285)	17,799,952
NET ASSETS:
Beginning of period	125,428,244	107,628,292

End of period	$91,624,959	$125,428,244

Undistributed net investment income/ (Accumulated distributions in excess of net investment income)	$2,231	$(14,789)

See Notes to Financial Statements.

The Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® SmallCap
	Index Equity Fund

	Period Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Net investment income	$245,061	$474,836
Net realized gains from security transactions and futures contracts	1,102,027	5,485,650
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	108,233	17,495,871

Net increase in net assets resulting from operations	1,455,321	23,456,357
Dividends to shareholders from net investment income:
Class K Shares	(185,529)	(368,100)
Class Y Shares	(36,052)	(82,877)
Distributions to shareholders from net realized gains:
Class K Shares	—	(1,838,222)
Class Y Shares	—	(234,240)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(6,230,582)	(2,138,573)
Class Y Shares	(2,135,486)	2,017,487
Short-term trading fees	110	—

Net increase/(decrease) in net assets	(7,132,218)	20,811,832
NET ASSETS:
Beginning of period	128,300,605	107,488,773

End of period	$121,168,387	$128,300,605

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$7,304	$(16,176)

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

The Munder S&P® Index Funds

Statements of Changes in Net Assets — Capital Stock Activity

	Munder S&P® MidCap
	Index Equity Fund

	Period Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Amount
Class K Shares:
Sold	$3,346,178	$27,184,409
Issued as reinvestment of dividends and distributions	48,233	345
Redeemed	(38,853,192)	(25,438,113)

Net increase/(decrease)	$(35,458,781)	$1,746,641

Class Y Shares:
Sold	$1,923,751	$5,644,721
Issued as reinvestment of dividends and distributions	50,450	152
Redeemed	(2,364,292)	(4,117,787)

Net increase/(decrease)	$(390,091)	$1,527,086

Shares
Class K Shares:
Sold	322,977	2,831,294
Issued as reinvestment of dividends and distributions	4,513	33
Redeemed	(3,789,410)	(2,583,316)

Net increase/(decrease)	(3,461,920)	248,011

Class Y Shares:
Sold	160,203	502,650
Issued as reinvestment of dividends and distributions	4,055	13
Redeemed	(198,400)	(367,075)

Net increase/(decrease)	(34,142)	135,588

See Notes to Financial Statements.

	Munder S&P® SmallCap
	Index Equity Fund

	Period Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Amount
Class K Shares:
Sold	$4,700,733	$19,084,962
Issued as reinvestment of dividends and distributions	1,562	2,059
Redeemed	(10,932,877)	(21,225,594)

Net decrease	$(6,230,582)	$(2,138,573)

Class Y Shares:
Sold	$1,735,678	$4,789,932
Issued as reinvestment of dividends	11,814	—
Redeemed	(3,882,978)	(2,772,445)

Net increase/(decrease)	$(2,135,486)	$2,017,487

Shares
Class K Shares:
Sold	312,995	1,405,137
Issued as reinvestment of dividends and distributions	103	135
Redeemed	(728,519)	(1,544,599)

Net decrease	(415,421)	(139,327)

Class Y Shares:
Sold	116,337	345,374
Issued as reinvestment of dividends	760	—
Redeemed	(256,849)	(201,988)

Net increase/(decrease)	(139,752)	143,386

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Period Ended		Year	Year	Year	Year	Year
	6/30/05		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/04	12/31/03	12/31/02	12/31/01	12/31/00

Net asset value, beginning of period	$10.46		$9.29	$6.94	$8.21	$8.50	$9.00

Income/(loss) from investment operations:
Net investment income	0.04		0.05	0.04	0.05	0.08	0.11
Net realized and unrealized gain/(loss) on investments	0.33		1.40	2.34	(1.27)	(0.24)	1.36

Total from investment operations	0.37		1.45	2.38	(1.22)	(0.16)	1.47

Less distributions:
Dividends from net investment income	(0.04)		(0.06)	(0.03)	(0.05)	(0.07)	(0.12)
Distributions from net realized capital gains	—		(0.22)	—	—	(0.06)	(1.85)

Total distributions	(0.04)		(0.28)	(0.03)	(0.05)	(0.13)	(1.97)

Short-term trading fees	0.00	(c)	—	—	—	—	—

Net asset value, end of period	$10.79		$10.46	$9.29	$6.94	$8.21	$8.50

Total return(b)	3.54%		15.66%	34.45%	(14.96)%	(1.57)%	17.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$69,801		$103,876	$89,945	$44,928	$21,180	$3,015
Ratio of operating expenses to average net assets	0.80	%(d)	0.73%	0.74%	0.59%	0.43%	0.43%
Ratio of net investment income to average net assets	0.71	%(d)	0.48%	0.50%	0.60%	1.00%	1.11%
Portfolio turnover rate	5%		24%	7%	28%	22%	86%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.80	%(d)	0.73%	0.74%	0.77%	0.99%	1.08%

(a)	The Munder S&P® MidCap Index Equity Fund Class K Shares and Class Y Shares commenced operations on November 4, 1999 and February 13, 1998, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount is less than $0.01 per share.

(d)	Annualized.

See Notes to Financial Statements.

Y Shares

Period Ended		Year	Year	Year	Year	Year
6/30/05		Ended	Ended	Ended	Ended	Ended
(Unaudited)		12/31/04	12/31/03	12/31/02	12/31/01	12/31/00

$12.03		$10.68	$7.97	$9.43	$9.74	$10.29

0.06		0.08	0.06	0.08	0.11	0.15
0.38		1.62	2.70	(1.47)	(0.26)	1.56

0.44		1.70	2.76	(1.39)	(0.15)	1.71

(0.05)		(0.09)	(0.05)	(0.07)	(0.09)	(0.14)
—		(0.26)	—	—	(0.07)	(2.12)

(0.05)		(0.35)	(0.05)	(0.07)	(0.16)	(2.26)

0.00	(c)	—	—	—	—	—

$12.42		$12.03	$10.68	$7.97	$9.43	$9.74

3.69%		15.94%	34.82%	(14.86)%	(1.29)%	17.74%

$21,824		$21,552	$17,683	$10,727	$9,424	$8,141
0.55	%(d)	0.48%	0.49%	0.34%	0.18%	0.18%
0.99	%(d)	0.73%	0.75%	0.85%	1.25%	1.36%
5%		24%	7%	28%	22%	86%
0.55	%(d)	0.48%	0.49%	0.52%	0.81%	0.83%

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Period Ended		Year	Year	Year	Year	Year
	6/30/05		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/04	12/31/03	12/31/02	12/31/01	12/31/00

Net asset value, beginning of period	$15.40		$12.91	$9.39	$11.10	$10.96	$10.90

Income/(loss) from investment operations:
Net investment income	0.03		0.05	0.02	0.04	0.05	0.04
Net realized and unrealized gain/(loss) on investments	0.18		2.74	3.52	(1.71)	0.53	1.05

Total from investment operations	0.21		2.79	3.54	(1.67)	0.58	1.09

Less distributions:
Dividends from net investment income	(0.03)		(0.05)	(0.02)	(0.04)	(0.04)	(0.04)
Distributions from net realized capital gains	—		(0.25)	—	—	(0.40)	(0.99)

Total distributions	(0.03)		(0.30)	(0.02)	(0.04)	(0.44)	(1.03)

Short-term trading fees	0.00	(c)	—	—	—	—	—

Net asset value, end of period	$15.58		$15.40	$12.91	$9.39	$11.10	$10.96

Total return(b)	1.34%		21.62%	37.76%	(15.07)%	6.26%	10.55%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$108,500		$113,631	$97,034	$60,751	$81,407	$68,263
Ratio of operating expenses to average net assets	0.78	%(d)	0.75%	0.79%	0.52%	0.43%	0.43%
Ratio of net investment income to average net assets	0.38	%(d)	0.38%	0.16%	0.34%	0.49%	0.37%
Portfolio turnover rate	8%		19%	13%	12%	23%	101%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.78	%(d)	0.75%	0.79%	0.68%	0.69%	0.82%

(a)	The Munder S&P® SmallCap Index Equity Fund Class K Shares and Class Y Shares commenced operations on November 4, 1999, and August 7, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount is less than $0.01 per share.

(d)	Annualized.

See Notes to Financial Statements.

Y Shares

Period Ended		Year	Year	Year	Year	Year
6/30/05		Ended	Ended	Ended	Ended	Ended
(Unaudited)		12/31/04	12/31/03	12/31/02	12/31/01	12/31/00

$15.37		$12.89	$9.38	$11.08	$10.94	$10.91

0.04		0.09	0.05	0.06	0.08	0.09
0.18		2.73	3.50	(1.69)	0.52	1.00

0.22		2.82	3.55	(1.63)	0.60	1.09

(0.04)		(0.09)	(0.04)	(0.07)	(0.06)	(0.07)
—		(0.25)	—	—	(0.40)	(0.99)

(0.04)		(0.34)	(0.04)	(0.07)	(0.46)	(1.06)

0.00	(c)	—	—	—	—	—

$15.55		$15.37	$12.89	$9.38	$11.08	$10.94

1.47%		21.96%	38.04%	(14.80)%	6.45%	10.58%

$12,669		$14,670	$10,455	$6,391	$8,136	$9,181
0.53	%(d)	0.50%	0.54%	0.27%	0.18%	0.18%
0.63	%(d)	0.63%	0.41%	0.59%	0.74%	0.62%
8%		19%	13%	12%	23%	101%
0.53	%(d)	0.50%	0.54%	0.43%	0.45%	0.57%

See Notes to Financial Statements.

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2005 (Unaudited)

1. Organization

    As of June 30, 2005, the Munder Funds consisted of 27 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the following series of MST: Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund (each, a “Fund” and collectively, the “S&P® Index Funds”). Financial statements of the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. Each Fund is classified as a diversified management investment company under the 1940 Act. The goal of the Munder S&P® MidCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400®”). The S&P MidCap 400® is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The goal of the Munder S&P® SmallCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s SmallCap 600® Index (“S&P SmallCap 600®”). The S&P SmallCap 600® is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    Each of the S&P® Index Funds offers two classes of shares — Class K and Class Y Shares. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge. Both classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

significant accounting policies followed by each Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including financial futures contracts, are generally valued at the last quoted sales price on the primary market or exchange where such securities are traded or the official close price of such exchange. In certain circumstances, however, securities held by the Funds may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value. Securities for which current market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or prices of comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: Each Fund used futures contracts for hedging purposes, for cash management purposes, for the purpose of remaining fully invested, or for the purpose of maintaining liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized appreciation/ (depreciation) of futures contracts. A Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by each Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest,

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/ or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to a Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: Each Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Each Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. A Fund also continues to receive the equivalent of the interest or dividends paid on the loaned securities. A Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of each Fund are then prorated among the share classes, as applicable, based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: For purchases of shares of each Fund made after November 15, 2004, a short-term trading fee of 2% may be assessed on redemptions made within 60 days of purchase. The fee, which is retained by each Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by each Fund. Each

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), through its World Asset Management division, is entitled to receive from each Fund a fee, computed and payable daily, based on the average daily net assets of each Fund, at the following annual rates:

Fees on Average
Daily Net Assets

Munder S&P® MidCap Index Equity Fund	0.15%
Munder S&P® SmallCap Index Equity Fund	0.15%

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each S&P® Index Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from each Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended June 30, 2005, the Advisor earned $78,007 and $92,870 before payment of sub-administration fees and $50,327 and $60,430 after payment of sub-administration fees for its administrative services to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively. During the period ended June 30, 2005, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

Index Equity Fund paid an annual effective rate of 0.1604% and 0.1554%, respectively, for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (87% on a fully diluted basis) as of June 30, 2005. Comerica Bank provides certain sub-transfer agency and related services to each Fund. As compensation for the sub-transfer agency and related services provided to each Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $4,863 and $5,977 for its sub-transfer agency and other related services provided to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively, for the period ended June 30, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out of- pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to Class K Shares. Under the Plan, service fees are collected from each Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services to their customers that invest in Class K Shares. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25% on Class K Shares. No payments are made under the Plan with regard to Class Y Shares.

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

    Comerica Bank is among the Service Organizations who may receive fees from the S&P® Index Funds under the Plan. For shareholder services provided to Class K shareholders for the period ended June 30, 2005, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid $95,606 and $134,126, respectively, to Comerica Bank.

5. Securities Transactions

    For the period ended June 30, 2005, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

	Purchases	Sales

Munder S&P® MidCap Index Equity Fund	$5,402,826	$38,629,078
Munder S&P® SmallCap Index Equity Fund	9,880,928	18,380,121

    At June 30, 2005, aggregate cost for financial reporting purposes, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value, and net unrealized appreciation for financial reporting purposes were as follows:

		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Appreciation
	For Financial	For Financial	For Financial	For Financial
	Reporting	Reporting	Reporting	Reporting
	Purposes	Purposes	Purposes	Purposes

Munder S&P® MidCap Index Equity Fund	$76,405,518	$29,576,868	$2,587,189	$26,989,679
Munder S&P® SmallCap Index Equity Fund	107,637,482	47,823,644	6,788,685	41,034,959

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

    At June 30, 2005, the S&P® Index Funds had the following open financial futures contracts:

		Notional	Market	Unrealized
	Number of	Value of	Value of	Appreciation/
	Contracts	Contracts	Contracts	(Depreciation)

Munder S&P® MidCap Index Equity Fund:
S&P® 400 Index, March 2005 (long position)	9	$3,107,909	$3,097,575	$(10,334)
Munder S&P® SmallCap Index Equity Fund:
Russell 2000 Index, March 2005 (long position)	5	1,597,782	1,607,750	9,968

6. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the S&P® Index Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of each S&P® Index Fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended June 30, 2005, neither S&P® Index Fund utilized the revolving line of credit. For the period ended June 30, 2005, total commitment fees incurred by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund were $841 and $889, respectively.

7. Indemnification Obligations

    Each Fund has a variety of indemnification obligations under contracts with its service providers. Each Fund’s maximum exposure under these arrangements is unknown. However, the S&P® Index Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund may also utilize earnings and

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

profits distributed to shareholders on redemption of shares as a part of the dividends received deduction for income tax purposes.

    The tax character of distributions paid to shareholders during the year ended December 31, 2004 was as follows:

	Year Ended
	December 31, 2004

	Ordinary	Long-Term
	Income	Capital Gain	Total

Munder S&P® MidCap Index Equity Fund	$733,369	$2,698,492	$3,431,861
Munder S&P® SmallCap Index Equity Fund	434,605	2,088,834	2,523,439

    At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Post October	Unrealized
	Ordinary	Loss/Undistributed	Appreciation/
	Income	Capital Gains	(Depreciation)	Total

Munder S&P® MidCap Index Equity Fund	$540,717	$(183,612)	$27,200,462	$27,557,567
Munder S&P® SmallCap Index Equity Fund	—	(62,317)	38,163,758	38,101,441

    The differences between book and tax distributable earnings are primarily due to wash sales, return of capital dividend payments and deferred trustees’ fees.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund have respectively elected to defer net capital and currency losses arising between November 1, 2004 and December 31, 2004 in the amount of $295,932 and $66,297.

    The Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund utilized capital loss carryforwards during the year ended December 31, 2004, of $618,493 and $3,852,816.

9. Quarterly Portfolio Schedule

    Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. Each Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of each Fund’s portfolio holdings are available on our website, www.munder.com.

10. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the S&P® Index Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11. Proxy Voting Record

    Each Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by each Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Approval of Investment Advisory Agreement

    The Advisor provides investment advisory services to the S&P® Index Funds under an Investment Advisory Agreement dated April 30, 2003 and amended most recently as of March 29, 2005 (“Advisory Agreement”). The Board of Trustees last approved the continuation of the Advisory Agreement for an additional one-year period on May 17, 2005. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to each Fund should be continued for an additional one-year period. The Board was advised by legal counsel to MST and the “Non-Interested Trustees” were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to each Fund, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund, as well as the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2004;

•	the Advisor’s extensive efforts in 2004 and on an ongoing basis to: (1) focus on determining the reasonableness of the investment advisory fees (including breakpoints) for each of the Munder Funds (including through the use of two independent, third-party industry consultants to assist the Advisor in analyzing the investment advisory fees of the Munder Funds as compared to comparable funds); (2) as appropriate, insert breakpoints in its investment advisory fees or to reduce its investment advisory fees across all asset classes (which resulted in an insertion of breakpoints or reduction in advisory fees for ten of the Munder Funds in 2004); (3) renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to seek to reduce the expense ratios of the Munder Funds (and their classes of shares); and (4) seek to better allocate the costs of services across the Munder Funds;

•	the performance of the Fund and Advisor, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to MST;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement with respect to each Fund. The Board placed particular significance in this regard on the Advisor’s work with the

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

independent consultants and its efforts to pass on benefits of economies of scale to shareholders.

    (b) The investment performance of the S&P® Index Funds and the Advisor: With respect to each Fund, the Board considered the one-, three- and five-year and since inception gross and total investment performance of the Class Y shares of the Fund (as well as of similar classes of other Munder Funds) as of December 31, 2004; the performance of the Fund’s benchmark index; and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered each Fund’s one-, three-and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered each Fund’s one-, three- and five-year total return for Class Y shares as of December 31, 2004 as compared to the performance of a small group of funds deemed most comparable to the Fund by the Advisor. In this regard, the Board considered that:

•	The Munder S&P® MidCap Index Equity Fund’s: (1) gross returns for Class Y shares exceeded the Fund’s benchmark for the one-year period and slightly trailed the Fund’s benchmark for the three- and five-year periods and (2) total returns equaled the median performance of the Fund’s Lipper peer group for the one-year period and exceeded the performance of the Fund’s Lipper peer group for the three- and five-year periods; and

•	The Munder S&P® SmallCap Index Equity Fund’s: (1) gross returns for Class Y shares trailed the Fund’s benchmark for the one- and five-year periods and equaled the Fund’s benchmark for the three-year period and (2) total returns exceeded the median performance of the Fund’s Lipper peer group for each of the periods in question.

    Based on these considerations and comparisons, the Board concluded that the investment performance of each Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds: With respect to each Fund, the Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor (and its corporate parent) over the 12 months ended on December 31, 2004 and projections by the Advisor as to the costs and profitability of the Advisor (and its corporate parent) over the 12 months ending on December 31, 2005, with

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor (and its corporate parent) with respect to each Fund under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale: The Board considered the Advisor’s extensive review of advisory and other fees of all the Munder Funds in 2004 for reasonableness and market rate comparability, which culminated in a series of contract renegotiations and fee reductions in 2004. The Board considered the Advisor’s representation that it will seek to share economies of scale with each Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the Advisor’s efforts to assist each Fund in renegotiating the fees of its transfer agent and the Advisor’s efforts in changing the administration fee structure to better allocate costs across the Munder Funds and to more effectively share economies of scale with Munder Fund shareholders. Based on these facts, as well as the Advisor’s willingness to work with independent, third-party consultants in its review of each Fund’s advisory fee, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Funds with those of comparable funds: With respect to each Fund, the Board considered the fee levels of the Fund, both as to advisory and to total fees, as compared to fee levels of comparable funds, as determined by independent, third-party consultants in the context of the advisory fees. The Board also considered each Fund’s total expense ratio (and certain components of the total expense ratio) in comparison on a class-by-class basis with those of similar classes of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. Further, the Board considered certain information regarding recent mutual fund advisory fee decreases by certain large mutual fund advisors, and decided that such decreases were driven by factors not relevant to either Fund. Based on these facts, the Board concluded that the current fee levels of each Fund should not preclude approval of the continuance of the Advisory Agreement with respect to that Fund.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Funds: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the S&P® Index Funds, the Advisor may benefit from its

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

relationship with the S&P® Index Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2005.

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Compliance
Officer and Chief Legal Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

World Asset Management,
a division of Munder Capital Management
255 East Brown Street
Birmingham, MI 48009
ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNS&PINDX605

SEMI-ANNUAL REPORT
June 30, 2005
Munder Institutional
Money Market Fund
Class K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The stock market generated negative performance for the six months ended June 30, 2005, with the S&P 500® Index posting a -0.81% return. In contrast, the bond market had positive performance for the six-month time period, with the Lehman Brothers Aggregate Bond Index earning a 2.51% return. The three-month Treasury bill, a proxy for money market performance, had a 1.29% return.

    During the six-month period ended June 30, the Federal Reserve Board (the Fed) raised the federal funds rate (the interest rate on overnight loans among banks) four times. In response to the Fed’s action, short-term interest rates began to rise. Yet, despite the increases in the federal funds rate during the past six months, long-term interest rates continued to decline, surprising many investors. The difficulty in predicting the direction of rates is a key reason for our commitment to a fixed income strategy that is not dependent on interest rate forecasts.

    In the stock market, only four of the ten S&P 500® sectors generated a positive return for the six months ended June 30. The greatest strength came from the energy and utilities sectors, each of which earned double-digit positive returns. The weakest sectors included materials, consumer discretionary and information technology. Across the broad market, smaller-cap stocks significantly outperformed large-cap stocks. Compared to the -0.81% return for the large-cap S&P 500® Index, the S&P MidCap 400® Index posted a 3.85% return, while the S&P SmallCap 600® Index had a 1.79% return.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment needs. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market.

    On the following pages, you will find information on the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

    The Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Standard & Poor’s MidCap 400® Index is a capitalization weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The Standard & Poor’s MidCap 600® Index is a capitalization weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar denominated, taxable U.S. government, corporate, mortgage pass through and asset backed securities rated investment grade or higher.

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
10	Financial Highlights
13	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the six-month period starting January 1, 2005 and ending June 30, 2005.

Actual Expenses

    Except as otherwise noted, the section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your account is an IRA, your expenses may also have included a $10 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/05	6/30/05	1/1/05-6/30/05	Ratio

Actual
Class K	$1,000.00	$1,011.50	$1.99	0.40%
Class Y	$1,000.00	$1,012.80	$0.75	0.15%

Hypothetical
Class K	$1,000.00	$1,022.81	$2.01	0.40%
Class Y	$1,000.00	$1,024.05	$0.75	0.15%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Munder Institutional Money Market Fund

Investment Allocation, June 30, 2005 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2005. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of June 30, 2005 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Munder Institutional Money Market Fund

Portfolio of Investments, June 30, 2005 (Unaudited)

Principal
Amount		Value

ASSET-BACKED SECURITY — 0.4%
(Cost $4,147,125)
$4,147,125	USAA Auto Owner Trust, 3.027% due 03/15/2006	$4,147,125

CERTIFICATES OF DEPOSIT — 10.6%
Domestic Security — 1.8%
20,000,000	Washington Mutual, Inc., 3.300% due 08/08/2005	20,000,000

Yankee Securities — 8.8%
20,000,000	Calyon North America, Inc., 2.300% due 10/18/2005	20,000,000
25,000,000	Fortis Bank, 3.080% due 01/06/2006	24,995,826
25,000,000	HBOS Treasury Services PLC, 3.264% due 01/27/2006	25,000,000
15,000,000	Rabobank Nederland, 3.550% due 02/13/2006	15,000,000
15,000,000	Westdeutsche Landesbank Girozentrale, 2.800% due 11/23/2005	15,000,000

		99,995,826

TOTAL CERTIFICATES OF DEPOSIT
(Cost $119,995,826)		119,995,826

COMMERCIAL PAPER — 58.8%
Domestic Securities — 51.3%
20,000,000	Bank of America Corporation, 3.110% due 08/02/2005(a)	19,944,711
20,000,000	Barton Capital LLC, 3.230% due 07/22/2005(a)	19,962,317
20,000,000	CAFCO LLC, 3.110% due 08/09/2005(a)	19,932,617
20,000,000	CHARTA LLC, 3.220% due 07/25/2005(a)	19,957,067
20,000,000	CIT Group Inc., 3.060% due 07/22/2005(a)	19,964,300
20,000,000	CRC Funding LLC, 3.130% due 07/25/2005(a)	19,958,267

See Notes to Financial Statements.

1

Munder Institutional Money Market Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
Domestic Securities (Continued)
$20,000,000	Crown Point Capital Company, 3.170% due 08/18/2005(a)	$19,915,467
	DaimlerChrysler Revolving Auto Conduit LLC:
20,000,000	3.350% due 09/20/2005(a)	19,849,250
20,000,000	3.360% due 09/20/2005(a)	19,848,800
20,000,000	Edison Asset Securitization LLC, 3.260% due 09/06/2005(a)	19,878,656
20,000,000	Falcon Asset Securitization Corporation, 3.260% due 07/27/2005(a)	19,952,911
20,000,000	General Electric Capital Corporation, 3.120% due 08/12/2005(a)	19,927,200
20,000,000	Golden Funding Corporation, 3.010% due 07/01/2005(a)	20,000,000
25,000,000	Greenwich Capital Holdings, 3.090% due 11/02/2005(a)	25,000,000
20,000,000	International Lease Finance Corporation, 3.260% due 09/06/2005(a)	19,878,656
20,000,000	Jupiter Securitization Corporation, 3.160% due 07/19/2005(a)	19,968,400
20,000,000	Liberty Street Funding Corporation, 3.270% due 07/25/2005(a)	19,956,400
20,000,000	Mane Funding Corporation, 3.120% due 08/08/2005(a)	19,934,133
15,000,000	Moat Funding LLC, 3.150% due 07/12/2005(a)	14,985,562
15,000,000	Mont Blanc Capital Corporation, 3.160% due 08/17/2005(a)	14,938,117
30,000,000	New Center Asset Trust, 3.400% due 07/01/2005(a)	30,000,000
20,000,000	Park Avenue Receivables Corporation, 3.250% due 07/27/2005(a)	19,953,055
20,000,000	Preferred Receivables Funding Corporation, 3.230% due 07/21/2005(a)	19,964,111
20,000,000	Public Square Funding, Series II, 3.370% due 09/23/2005(a)	19,842,733
20,000,000	Ranger Funding Company LLC, 3.230% due 07/26/2005(a)	19,955,139

See Notes to Financial Statements.

2

Principal
Amount		Value

Domestic Securities (Continued)
$15,000,000	Scaldis Capital LLC, 3.160% due 08/15/2005(a)	$14,940,750
20,000,000	Sheffield Receivables Corp., 3.260% due 07/20/2005(a)	19,965,589
20,000,000	Thunder Bay Funding, Inc., 3.080% due 07/15/2005(a)	19,976,044
10,000,000	Variable Funding Capital Corporation, 3.060% due 07/11/2005(a)	9,991,500
10,000,000	Yorktown Capital LLC, 3.340% due 11/10/2005(a)	9,877,533

		578,219,285

Yankee Securities — 7.5%
10,000,000	ANZ National Bank, 3.010% due 07/06/2005(a)	9,995,820
20,000,000	Bank of Ireland, 3.150% due 04/13/2006(a)	20,000,000
25,000,000	Skandinaviska Enskilda Banken AB, 3.270% due 01/23/2006(a)	24,999,655
15,000,000	Societe Generale North America, 3.350% due 11/09/2005(a)	14,817,146
15,000,000	UBS Finance, Inc., 3.130% due 08/11/2005(a)	14,946,529

		84,759,150

TOTAL COMMERCIAL PAPER
(Cost $662,978,435)		662,978,435

CORPORATE BONDS AND NOTES — 13.7%
20,000,000	Beta Finance, Inc., MTN, 144A, 3.262% due 01/27/2006(b),(c),(d),(e)	19,999,712
25,000,000	CC USA, Inc., MTN, 144A, 3.254% due 07/25/2005(b),(c),(d),(e)	24,999,835
25,000,000	Fifth Third Bancorp, 144A, 3.260% due 11/23/2009(b),(c),(d),(e)	25,000,000
20,000,000	K2 USA LLC, MTN, 144A, 3.140% due 06/12/2006(b),(c),(d),(e)	20,000,000
25,000,000	Sigma Finance, Inc., MTN, 144A, 3.168% due 09/21/2005(b),(c),(d),(e)	24,998,877

See Notes to Financial Statements.

3

Munder Institutional Money Market Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
$20,000,000	Toyota Motor Credit Corporation, Series B, MTN, 3.254% due 04/26/2006(b)	$20,000,000
20,000,000	Wells Fargo Bank NA, 3.220% due 03/22/2006(b)	20,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $154,998,424)		154,998,424

REPURCHASE AGREEMENTS — 16.0%
20,359,664	Agreement with Lehman Brothers Holdings, Inc., 2.750% dated 06/30/2005, to be repurchased at $20,361,219 on 07/01/2005, collateralized by $31,495,000 U.S. Treasury Strips, 1.600% – 2.920%(a) having maturities from 11/15/2014 – 11/15/2024 (value $20,767,716)	20,359,664
100,000,000	Agreement with Merrill Lynch & Company, Inc., 3.350% dated 06/30/2005, to be repurchased at $100,009,306 on 07/01/2005, collateralized by $63,262,708 FHLMC, 5.500% – 8.000% having maturities from 07/01/2030 – 03/01/2035 (value $32,793,216) and $108,336,466 FNMA, 4.500% – 6.000% having maturities from 07/01/2017 – 06/01/2035 (value $70,208,736)	100,000,000

See Notes to Financial Statements.

4

Principal
Amount		Value

$60,000,000	Agreement with Salomon Brothers Holdings, Inc., 3.390% dated 06/30/2005, to be repurchased at $60,005,650 on 07/01/2005, collateralized by $29,536,488 FMAC, 0.884% – 8.000%(a) having maturities from 11/01/2013 – 02/01/2034 (value $12,926,911), $74,189,180 FNMA, 0.950% – 6.000%(a) having maturities from 01/01/2013 – 06/01/2035 (value $47,279,316), and $8,814,582 GNMA, 6.500% maturing 05/15/2029 (value $993,773)	$60,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $180,359,664)		180,359,664

TOTAL INVESTMENTS
(Cost $1,122,479,474)	99.5%	1,122,479,474
OTHER ASSETS AND LIABILITIES (Net)	0.5	5,929,844

NET ASSETS	100.0%	$1,128,409,318

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2005.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Munder Institutional Money Market Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

ABBREVIATIONS:
FHLMC — Federal Home Loan Mortgage Corporation
FMAC  — Federal Mortgage Association Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN   — Medium Term Note

See Notes to Financial Statements.

5

Munder Institutional Money Market Fund

Statement of Assets and Liabilities, June 30, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedules:
Securities	$942,119,810
Repurchase agreements	180,359,664

Total Investments	1,122,479,474
Cash	23,172
Interest receivable	987,369
Receivable from Investment Advisor	151,997
Receivable for Fund shares sold	7,200,000
Prepaid expenses and other assets	7,398

Total assets	1,130,849,410

LIABILITIES:
Dividends payable	2,040,051
Investment advisory fees payable	134,553
Administration fees payable	78,209
Transfer agency/ record keeping fees payable	71,525
Directors’ fees and expenses payable	35,112
Custody fees payable	14,829
Shareholder servicing fees payable — Class K Shares	13,469
Accrued expenses and other payables	52,344

Total Liabilities	2,440,092

NET ASSETS	$1,128,409,318

Investments, at cost	$1,122,479,474

NET ASSETS consist of:
Undistributed net investment income	$5,163
Paid-in capital	1,128,404,155

$1,128,409,318

NET ASSETS:
Class K Shares	$69,028,516

Class Y Shares	$1,059,380,802

SHARES OUTSTANDING:
Class K Shares	69,028,515

Class Y Shares	1,059,375,058

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

6

Munder Institutional Money Market Fund

Statement of Operations, For the Period Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$14,024,695

EXPENSES:
Shareholder servicing fees:
Class K Shares	65,122
Investment advisory fees	1,031,973
Administration fees	510,535
Transfer agency/ record keeping fees	214,228
Custody fees	76,372
Legal and audit fees	28,525
Trustees’ fees and expenses	12,746
Printing and mailing fees	6,979
Registration and filing fees	1,003
Other	75,714

Total Expenses	2,023,197
Fees waived and expenses reimbursed by Investment Advisor	(1,183,406)

Net Expenses	839,791

NET INVESTMENT INCOME	13,184,904

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,184,904

See Notes to Financial Statements.

7

Munder Institutional Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004(a)

Net investment income	$13,184,904	$13,803,487

Net increase in net assets resulting from operations	13,184,904	13,803,487
Dividends to shareholders from net investment income:
Class K Shares	(616,513)	(43,954)
Class Y Shares	(12,568,391)	(13,759,533)
Net increase/ (decrease) in net assets from Fund share transactions:
Class K Shares	57,365,974	11,662,541
Class Y Shares	107,739,158	(55,018,479)

Net increase/ (decrease) in net assets	165,105,132	(43,355,938)
NET ASSETS:
Beginning of period	963,304,186	1,006,660,124

End of period	$1,128,409,318	$963,304,186

Undistributed net investment income	$5,163	$5,163

Capital Stock Activity(b):
Class K Shares:
Sold	$269,852,046	$43,424,579
Issued as reinvestment of dividends	314,649	43,954
Redeemed	(212,800,721)	(31,805,992)

Net increase	$57,365,974	$11,662,541

Class Y Shares:
Sold	$1,305,445,918	$2,905,951,719
Issued as reinvestment of dividends	2,679,836	2,715,672
Redeemed	(1,200,386,596)	(2,963,685,870)

Net increase	$107,739,158	$55,018,479

(a)	The Munder Institutional Money Market Fund Class K Shares commenced operations on September 20, 2004.

(b)	Since the Funds have sold, issued as reinvestment of dividends, and redeemed shares only at the constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

8

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9

Munder Institutional Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Period Ended
	6/30/05		Period Ended
	(Unaudited)		12/31/04

Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.012		0.004

Total from investment operations	0.012		0.004

Less distributions:
Dividends from net investment income	(0.012)		(0.004)

Total distributions	(0.012)		(0.004)

Net asset value, end of period	$1.00		$1.00

Total return(b)	1.15%		0.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$69,029		$11,663
Ratio of operating expenses to average net assets	0.40	%(c)	0.37	%(c)
Ratio of net investment income to average net assets	2.32	%(c)	1.62	%(c)
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.63	%(c)	0.61	%(c)

(a)	The Munder Institutional Money Market Fund Class K and Class Y Shares commenced operations on September 20, 2004 and January 4, 1999, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

10

Y Shares

Period Ended		Year	Year	Year	Year	Year
6/30/05		Ended	Ended	Ended	Ended	Ended
(Unaudited)		12/31/04	12/31/03	12/31/02	12/31/01	12/31/00

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.013		0.013	0.011	0.018	0.041	0.062

0.013		0.013	0.011	0.018	0.041	0.062

(0.013)		(0.013)	(0.011)	(0.018)	(0.041)	(0.062)

(0.013)		(0.013)	(0.011)	(0.018)	(0.041)	(0.062)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

1.28%		1.28%	1.12%	1.79%	4.20%	6.44%

$1,059,381		$951,642	$1,006,660	$1,223,380	$553,773	$155,191
0.15	%(c)	0.12%	0.12%	0.12%	0.12%	0.18%
2.57	%(c)	1.27%	1.11%	1.74%	3.63%	6.26%
0.38	%(c)	0.36%	0.33%	0.31%	0.33%	0.31%

See Notes to Financial Statements.

11

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12

Munder Institutional Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited)

1. Organization

    As of June 30, 2005, the Munder Funds consisted of 27 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Institutional Money Market Fund (the “Fund”), a series of MST. Financial statements of the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 2 classes of shares — Class K and Class Y Shares. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge (CDSC). Both classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the

13

Munder Institutional Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or to use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated between the share classes based on their relative average net assets.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.20% of its average daily net assets.

14

Munder Institutional Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

    The Advisor voluntarily waived fees and reimbursed certain expenses of the Fund in the amounts of $268,285 and $915,121, respectively for the period ended June 30, 2005. This amount is reflected as fees waived and expenses reimbursed by Investment Advisor in the accompanying Statement of Operations.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended June 30, 2005, the Advisor earned $510,535 before payment of sub-administration fees and $341,649 after payment of sub-administration fees for its administrative services to the Fund. During the period ended June 30, 2005, the Fund paid an annual effective rate of 0.0989% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (87% on a fully diluted basis) as of June 30, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to each Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $33,539 for its sub-transfer agency and other related services provided to the Fund for the period ended June 30, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit

15

Munder Institutional Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25%.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended June 30, 2005, the Fund paid $31,995 to Comerica Securities and $0 to Comerica Bank for shareholder services provided to Class K shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During the year ended December 31, 2004, distributions of $13,803,487 were paid to shareholders from ordinary income on a tax basis.

16

Munder Institutional Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

    At December 31, 2004, the components of distributable earnings on a tax basis consisted of $31,323 of undistributed ordinary income.

    The difference between book and tax distributable earnings is primarily due to deferred trustees’ fees.

    At June 30, 2005, aggregate cost for financial reporting purposes was $1,122,479,474.

7. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

8. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

9. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

10. Approval of Investment Advisory Agreement

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended

17

Munder Institutional Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

most recently as of May 17, 2005 (“Advisory Agreement”). The Board of Trustees last approved the continuation of the Advisory Agreement for an additional one-year period on May 17, 2005. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund, as well as the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2004;

•	the Advisor’s extensive efforts in 2004 and on an ongoing basis to: (1) focus on determining the reasonableness of the investment advisory fees (including breakpoints) for each of the Munder Funds (including through the use of two independent, third-party industry consultants to assist the Advisor in analyzing the investment advisory fees of the Munder Funds as compared to comparable funds); (2) as appropriate, insert breakpoints in its investment advisory fees or to reduce its investment advisory fees across all asset classes (which resulted in an insertion of breakpoints or reduction in advisory fees for ten of the Munder Funds in 2004); (3) renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to seek to reduce the

18

Munder Institutional Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

expense ratios of the Munder Funds (and their classes of shares); and (4) seek to better allocate the costs of services across the Munder Funds;

•	the performance of the Fund and Advisor, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement. The Board placed particular significance in this regard on the Advisor’s work with the independent consultants and its efforts to pass on benefits of economies of scale to shareholders.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three- and five-year and since inception gross and total investment performance of the Class Y Shares of the Fund (as well as of similar classes of other Munder Funds) as of December 31, 2004; the performance of the 3-month U.S. Treasury bill; and the median performance of the Fund’s “peer group” as categorized by Lipper Analytical Services, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis. The Board also considered the Fund’s one-, three- and five-year total return for Class Y Shares as of December 31, 2004 as compared to the performance of a small group of funds deemed most comparable to the Fund by the Advisor. In particular, the Board considered that the Fund’s: (1) gross returns for Class Y Shares exceeded the performance of the 3-month U.S. Treasury bill for all periods in question except since inception and (2) total returns for Class Y Shares exceeded the median performance of the Fund’s Lipper peer group for all of the periods in question.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund strongly supported approval of the continuance of the Advisory Agreement.

19

Munder Institutional Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor (and its corporate parent) over the 12 months ended on December 31, 2004 and projections by the Advisor as to the costs and profitability of the Advisor (and its corporate parent) over the 12 months ending on December 31, 2005, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor (and its corporate parent) under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s extensive review of advisory and other fees of all the Munder Funds in 2004 for reasonableness and market rate comparability, which culminated in a series of contract renegotiations and fee reductions in 2004. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the Advisor’s efforts to assist the Fund in renegotiating the fees of the Fund’s transfer agent and the Advisor’s efforts in changing the administration fee structure to better allocate costs across the Munder Funds and to more effectively share economies of scale with Munder Fund shareholders. Based on these facts, as well as the Advisor’s willingness to work with independent, third-party consultants in its review of the Fund’s advisory fee, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the fee levels of the Fund, both as to advisory and to total fees, as compared to fee levels of comparable funds, as determined by independent, third-party consultants in the context of the advisory fees. The Board also considered the Fund’s total expense ratio (and certain components of the total expense ratio) in comparison on a class-by-class basis with those of similar classes of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. Further, the Board considered certain information regarding recent mutual fund advisory fee decreases by certain large mutual fund advisors, and decided that such decreases were driven by factors not relevant to the Fund. Based on these facts, the Board

20

Munder Institutional Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

concluded that the current fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2005.

21

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22

[This Page Intentionally Left Blank]

23

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINSTYK605

SEMI-ANNUAL REPORT
June 30, 2005
Liquidity Money
Market Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock market generated negative performance for the six months ended June 30, with the S&P 500® Index posting a -0.81% return. In contrast, the bond market had positive performance for the six-month time period, with the Lehman Brothers Aggregate Bond Index earning a 2.51% return. The three-month Treasury bill, a proxy for money market performance, had a 1.29% return.

    During the six-month period ended June 30, the Federal Reserve Board (the Fed) raised the federal funds rate (the interest rate on overnight loans among banks) four times. In response to the Fed’s action, short-term interest rates began to rise. Yet, despite the increases in the federal funds rate during the past six months, long-term interest rates continued to decline, surprising many investors. The difficulty in predicting the direction of rates is a key reason for our commitment to a fixed income strategy that is not dependent on interest rate forecasts.

    In the stock market, only four of the ten S&P 500® sectors generated a positive return for the six months ended June 30. The greatest strength came from the energy and utilities sectors, each of which earned double-digit positive returns. The weakest sectors included materials, consumer discretionary and information technology. Across the broad market, smaller-cap stocks significantly outperformed large-cap stocks. Compared to the -0.81% return for the large-cap S&P 500® Index, the S&P MidCap 400® Index posted a 3.85% return, while the S&P SmallCap 600® Index had a 1.79% return.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment needs. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market.

    On the following pages, you will find information on the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

    The Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Standard & Poor’s MidCap 400® Index is a capitalization weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The Standard & Poor’s SmallCap 600® Index is a capitalization weighted index that measures the performance of the small-cap sector of the U.S. stock market. The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment grade, fixed rate bond market, which includes publicly issued, fixed rate, non convertible, dollar denominated, taxable U.A. government, corporate, mortgage pass through and asset backed securities rated investment grade or higher.

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
4	Statement of Assets and Liabilities
5	Statement of Operations
6	Statements of Changes in Net Assets
7	Financial Highlights
9	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the six-month period starting January 1, 2005 and ending June 30, 2005.

Actual Expenses

    The first line of the table below entitled “Actual” provides information about actual account values and actual expenses for the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the first line entitled “Actual” under the heading “Expenses Paid During Period.” If your account is an IRA, your expenses may also have included a $10 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The second line of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	1/1/05	6/30/05	1/1/05-6/30/05

Actual	$1,000.00	$1,009.50	$3.79
Hypothetical	$1,000.00	$1,021.03	$3.81

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio of 0.76% by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Liquidity Money Market Fund

Investment Allocation, June 30, 2005 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2005. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of June 30, 2005 is contained in the Portfolio of Investments, which begins on the following page. You may obtain currently available holdings data by calling (800) 438-5789.

iv

Liquidity Money Market Fund

Portfolio of Investments, June 30, 2005 (Unaudited)

Principal
Amount		Value

CERTIFICATES OF DEPOSIT — 11.3%
Domestic Security — 2.3%
$3,000,000	Washington Mutual, Inc., 3.300% due 08/08/2005	$3,000,000

Yankee Securities — 9.0%
3,000,000	Calyon North America, Inc., 2.300% due 10/18/2005	3,000,000
3,000,000	HBOS Treasury Services PLC, 3.264% due 01/27/2006	3,000,000
3,000,000	Rabobank Nederland, 3.550% due 02/13/2006	3,000,000
3,000,000	Westdeutsche Landesbank Girozentrale, 2.800% due 11/23/2005	3,000,000

		12,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $15,000,000)		15,000,000

COMMERCIAL PAPER — 58.8%
Domestic Securities — 54.3%
3,000,000	Barton Capital LLC, 3.150% due 08/12/2005(a)	2,988,975
3,000,000	CHARTA LLC, 3.230% due 07/25/2005(a)	2,993,540
3,000,000	CRC Funding LLC, 3.080% due 07/13/2005(a)	2,996,920
3,000,000	Crown Point Capital Company, 3.170% due 08/18/2005(a)	2,987,320
3,000,000	DaimlerChrysler Revolving Auto Conduit LLC, 3.330% due 08/24/2005(a)	2,985,015
3,000,000	Falcon Asset Securitization Corporation, 3.190% due 07/20/2005(a)	2,994,949
3,000,000	Fcar Owner Trust, Series II, 3.110% due 07/15/2005(a)	2,996,372
3,000,000	Galaxy Funding, Inc., 3.150% due 08/19/2005(a)	2,987,138
3,000,000	Golden Funding Corporation, 3.010% due 07/01/2005(a)	3,000,000
3,000,000	Greenwich Capital Holdings, 3.090% due 11/02/2005(a)	3,000,000

See Notes to Financial Statements.

1

Liquidity Money Market Fund

Portfolio of Investments, June 30, 2005 (Unaudited) (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
Domestic Securities (Continued)
$3,000,000	International Lease Finance Corporation, 3.260% due 09/06/2005(a)	$2,981,798
3,000,000	Jupiter Securitization Corporation, 3.260% due 08/09/2005(a)	2,989,405
3,000,000	Lexington Parker Capital Corporation, 3.040% due 07/14/2005(a)	2,996,707
3,000,000	Liberty Street Funding Corporation, 3.220% due 07/18/2005(a)	2,995,438
3,000,000	Mane Funding Corporation, 3.150% due 08/11/2005(a)	2,989,238
3,000,000	Moat Funding LLC, 3.150% due 07/12/2005(a)	2,997,112
3,000,000	Mont Blanc Capital Corporation, 3.160% due 08/17/2005(a)	2,987,623
3,000,000	Park Avenue Receivables Corporation, 3.250% due 07/25/2005(a)	2,993,500
3,000,000	Preferred Receivables Funding Corporation, 3.230% due 07/21/2005(a)	2,994,617
3,000,000	Ranger Funding Company LLC, 3.230% due 07/22/2005(a)	2,994,347
3,000,000	Scaldis Capital LLC, 3.390% due 09/26/2005(a)	2,975,423
3,000,000	Sigma Finance, Inc., 3.160% due 08/12/2005(a)	2,988,940
3,000,000	Thunder Bay Funding Inc., 3.030% due 07/15/2005(a)	2,996,465
3,000,000	Yorktown Capital LLC, 3.210% due 07/19/2005(a)	2,995,185

		71,806,027

Yankee Securities — 4.5%
3,000,000	Bank of Ireland, 3.150% due 04/13/2006(a)	3,000,000
3,000,000	Skandinaviska Enskilda Banken AB, 3.050% due 07/21/2005(a)	2,994,917

		5,994,917

TOTAL COMMERCIAL PAPER
(Cost $77,800,944)		77,800,944

See Notes to Financial Statements.

2

Principal
Amount		Value

CORPORATE BONDS AND NOTES — 9.1%
$3,000,000	CC USA, Inc., MTN, 144A, 3.254% due 07/25/2005(b), (c), (d), (e)	$2,999,980
3,000,000	K2 USA LLC, MTN, 144A, 3.140% due 06/12/2006(b), (c), (d), (e)	3,000,000
3,000,000	Toyota Motor Credit Corporation, Series B, MTN, 3.254% due 04/26/2006(b)	3,000,000
3,000,000	Wells Fargo Bank NA, 3.220% due 03/22/2006(b)	3,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $11,999,980)		11,999,980

REPURCHASE AGREEMENT — 20.8%
(Cost $27,520,036)
27,520,036	Agreement with Lehman Brothers Holdings, Inc., 2.750% dated 06/30/2005, to be repurchased at $27,522,138 on 07/01/2005, collateralized by $65,980,000 U.S. Treasury Strip, 3.016%(a) having maturity 11/15/2024 (value $28,070,530)	27,520,036

TOTAL INVESTMENTS
(Cost $132,320,960)	100.0%	132,320,960
OTHER ASSETS AND LIABILITIES (Net)	0.0 #	40,185

NET ASSETS	100.0%	$132,361,145

#	Amount represents less than 0.1% of the net assets.

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2005.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Liquidity Money Market Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

ABBREVIATION:

MTN — Medium Term Note

See Notes to Financial Statements.

3

Liquidity Money Market Fund

Statement of Assets and Liabilities, June 30, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$104,800,924
Repurchase agreement	27,520,036

Total Investments	132,320,960
Interest receivable	141,224
Prepaid expenses and other assets	5,285

Total Assets	132,467,469

LIABILITIES:
Trustees’ fees and expenses payable	25,216
Administration fees payable	16,815
Distribution and shareholder servicing fees payable	11,336
Transfer agency/record keeping fees payable	8,223
Custody fees payable	2,406
Investment advisory fees payable	386
Accrued expenses and other payables	41,942

Total Liabilities	106,324

NET ASSETS	$132,361,145

Investments, at cost	$132,320,960

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(9,389)
Accumulated net realized loss on investments sold	(664)
Paid-in capital	132,371,198

$132,361,145

Net asset value, offering price and redemption price per share ($132,361,145/132,388,303 shares outstanding)	$1.00

See Notes to Financial Statements.

4

Liquidity Money Market Fund

Statement of Operations, For the Period Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$1,790,841

EXPENSES:
Distribution and shareholder servicing fees	234,684
Investment advisory fees	234,684
Administration fees	102,211
Printing and mailing fees	24,132
Transfer agency/record keeping fees	23,872
Legal and audit fees	18,070
Custody fees	15,241
Trustees’ fees and expenses	12,033
Registration and filing fees	1,610
Other	9,473

Total Expenses	676,010
Fees waived by distributor	(167,633)

Net Expenses	508,377

NET INVESTMENT INCOME	1,282,464

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,282,464

See Notes to Financial Statements.

5

Liquidity Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Net investment income	$1,282,464	$813,902

Net increase in net assets resulting from operations	1,282,464	813,902
Dividends to shareholders from net investment income	(1,282,464)	(813,864)
Net increase/(decrease) in net assets from Fund share transactions	(4,043,755)	7,716,911

Net increase/(decrease) in net assets	(4,043,755)	7,716,949
NET ASSETS:
Beginning of period	136,404,900	128,687,951

End of period	$132,361,145	$136,404,900

Accumulated distributions in excess of net investment income	$(9,389)	$(9,389)

Capital Stock Activity(a):
Sold	$142,158,186	$236,237,127
Issued as reinvestment of dividends	1,282,463	813,835
Redeemed	(147,484,404)	(229,334,051)

Net increase/(decrease)	$(4,043,755)	$7,716,911

(a)	Since the Liquidity Money Market Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

6

Liquidity Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Period
	Ended		Year	Year	Year	Year	Year
	06/30/05		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/04	12/31/03	12/31/02	12/31/01	12/31/00

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.009		0.006	0.003	0.010	0.035	0.054

Total from investment operations	0.009		0.006	0.003	0.010	0.035	0.054

Less distributions:
Dividends from net investment income	(0.009)		(0.006)	(0.003)	(0.010)	(0.035)	(0.054)

Total distributions	(0.009)		(0.006)	(0.003)	(0.010)	(0.035)	(0.054)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.95%		0.62%	0.30%	1.05%	3.52%	5.54%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$132,361		$136,405	$128,688	$133,187	$165,734	$130,375
Ratio of operating expenses to average net assets	0.76	%(c)	0.77%	0.98%	0.94%	0.84%	1.00%
Ratio of net investment income to average net assets	1.91	%(c)	0.62%	0.28%	1.06%	3.39%	5.41%
Ratio of operating expenses to average net assets without expense waivers	1.01	%(c)	1.02%	1.08%	0.94%	0.84%	1.00%

(a)	The Liquidity Money Market Fund commenced operations on June 4, 1997.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

7

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8

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited)

1.	Organization

    The Fund is part of The Munder Funds family (the “Munder Funds” or the “Funds”), which consisted of 27 portfolios as of June 30, 2005, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Liquidity Money Market Fund (the “Fund”), a series of MST. Financial statements for the remaining Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers one class of shares, which are sold without either a front-end sales charge or a contingent deferred sales charge (CDSC).

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that,

9

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or to use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions and Net Investment Income: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

10

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended June 30, 2005, the Advisor earned $102,211 before payment of sub-administration fees and $66,764 after payment of sub-administration fees for its administrative services to the Fund. During the period ended June 30, 2005, the Fund paid an annual effective rate of 0.1524% for administrative services.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica, Inc. (“Comerica”), Comerica Securities, Inc. (“Comerica Securities”) or any of Comerica’s other affiliates receives any compensation from MST, MSTII or @Vantage. Comerica, through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (87% on a fully diluted basis) as of June 30, 2005.

11

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund). The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.35%.

    During the period ended June 30, 2005, the Distributor voluntarily waived a portion of its 12b-1 fees in the amount of $167,633. This amount is reflected as fees waived by distributor in the accompanying Statement of Operations. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement for the portion of this waiver and other waivers that occurred on or after August 12, 2003 and represents amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At June 30, 2005, no portion of any amounts waived by the Distributor was eligible for reimbursement. The Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended June 30, 2005, the Fund paid $171 to Comerica Securities and $0 to Comerica Bank for shareholder services provided to Fund shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment

12

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During the year ended December 31, 2004, distributions of $813,864 were paid to shareholders from ordinary income on a tax basis.

    At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$8,369	$(664)	$7,705

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

    As determined at December 31, 2004, the Fund had available for Federal income tax purposes, $664 of unused capital losses of which $123 expires in 2007, $537 expires in 2009, and $4 expires in 2011.

    At June 30, 2005, aggregate cost for financial reporting purposes was $132,320,960.

7. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

8. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

9. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

10. Approval of Investment Advisory Agreement

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 17, 2005 (“Advisory Agreement”). The Board of Trustees last approved the continuation of the Advisory Agreement for an additional one-year period on May 17, 2005. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund, as well as the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s

14

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2004;

•	the Advisor’s extensive efforts in 2004 and on an ongoing basis to: (1) focus on determining the reasonableness of the investment advisory fees (including breakpoints) for each of the Munder Funds (including through the use of two independent, third-party industry consultants to assist the Advisor in analyzing the investment advisory fees of the Munder Funds as compared to comparable funds); (2) as appropriate, insert breakpoints in its investment advisory fees or to reduce its investment advisory fees across all asset classes (which resulted in an insertion of breakpoints or reduction in advisory fees for ten of the Munder Funds in 2004); (3) renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to seek to reduce the expense ratios of the Munder Funds (and their classes of shares); and (4) seek to better allocate the costs of services across the Munder Funds;

•	the performance of the Fund and Advisor, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement. The Board placed particular significance in this regard on the Advisor’s work with the independent consultants and its efforts to pass on benefits of economies of scale to shareholders.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three- and five-year and since inception gross and total investment performance of the Fund (as well as of certain classes of other Munder Funds) as of December 31, 2004; the performance of the 3-month U.S. Treasury bill; and the median performance of a group of money market funds tracked by Lipper Analytical Services, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three- and five-year performance as compared to the Lipper money market fund group on a

15

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

numeric, percentile and quartile ranking basis. The Board also considered the Fund’s one-, three- and five-year total return as of December 31, 2004 as compared to the performance of a small group of funds deemed most comparable to the Fund by the Advisor. In particular, the Board noted that, for each of the periods in question, the Fund’s: (1) gross returns for the Fund exceeded the performance of the 3-month U.S. Treasury bill and (2) total return for the Fund trailed the median performance of the Lipper money market funds group.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor (and its corporate parent) over the 12 months ended on December 31, 2004 and projections by the Advisor as to the costs and profitability of the Advisor (and its corporate parent) over the 12 months ending on December 31, 2005, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor (and its corporate parent) under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s extensive review of advisory and other fees of all the Munder Funds in 2004 for reasonability and market rate comparability, which culminated in a series of contract renegotiations and fee reductions in 2004. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the Advisor’s efforts to assist the Fund in renegotiating the fees of the Fund’s transfer agent and the Advisor’s efforts in changing the administration fee structure to better allocate costs across the Munder Funds and to more effectively share economies of scale with Munder Fund shareholders. Based on these facts, as well as the Advisor’s willingness to work with independent, third-party consultants in its review of the Fund’s advisory fee, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

16

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2005 (Unaudited) (continued)

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the fee levels of the Fund, both as to advisory and to total fees, as compared to fee levels of comparable funds, as determined by independent, third-party consultants in the context of the advisory fees. The Board also considered the Fund’s total expense ratio (and certain components of the total expense ratio) in comparison with those of each comparable fund in the Lipper money market fund group and to the average, median, high and low net effective advisory fees of the funds in the Lipper money market fund group. Further, the Board considered certain information regarding recent mutual fund advisory fee decreases by certain large mutual fund advisors, and decided that such decreases were driven by factors not relevant to the Fund. Based on these facts, the Board concluded that the current fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2005.

17

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18

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19

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLIQ605

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committees of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940, as amended (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended are attached hereto.
(a)(3) Not applicable.
(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST

By:	/s/ Enrique Chang

Enrique Chang
President and Principal Executive Officer

Date:	September 7, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang

Enrique Chang
President and Principal Executive Officer

Date:	September 7, 2005

By:	/s/ Peter K. Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	September 7, 2005